UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Suzan J. Afifi First Eagle Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2015, is filed herewith.

FIRST EAGLE

Global Fund

Consolidated Schedule of Investments • Period Ended January 31, 2015 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 71.73%

U.S. Common Stocks — 32.98%

Consumer Discretionary 4.20%
16,502,977	Comcast Corporation, Class ‘A’	$348,272,491	$873,007,483
7,367,581	Omnicom Group, Inc.	266,763,916	536,359,897
4,033,949	McDonald’s Corporation	397,465,831	372,898,246
3,992,318	H&R Block, Inc.	67,554,206	136,856,661
1,265,679	Bed Bath & Beyond, Inc. (a)	77,330,447	94,634,819
707,231	Ross Stores, Inc. (b)	45,657,932	64,860,155
2,485	JG Boswell Company	573,840	1,995,455
154,142	St. John Knits International, Inc. (a)(c)	2,463,000	847,781
31,592	Mills Music Trust (c)(d)	930,199	616,044
		1,207,011,862	2,082,076,541
Consumer Staples 0.73%
3,258,980	Colgate-Palmolive Company	125,309,063	220,046,330
1,693,404	Wal-Mart Stores, Inc.	82,465,011	143,905,472
		207,774,074	363,951,802

Energy 2.56%
9,315,563	National Oilwell Varco, Inc.	660,603,781	507,046,094
6,000,259	ConocoPhillips	254,437,343	377,896,312
5,498,448	Devon Energy Corporation	312,965,847	331,391,461
3,908,035	San Juan Basin Royalty Trust (d)	138,744,050	54,517,088
		1,366,751,021	1,270,850,955
Financials 8.75%
18,950,900	Bank of New York Mellon Corporation	484,400,217	682,232,400
2,442	Berkshire Hathaway, Inc., Class ‘A’ (a)	193,617,046	527,142,330
5,941,250	American Express Company	264,152,625	479,399,463
9,921,397	Weyerhaeuser Company, REIT	154,182,567	355,682,082
6,804,202	Cincinnati Financial Corporation	170,308,782	343,680,243
9,693,682	BB&T Corporation	245,863,323	342,090,038
7,819,459	U.S. Bancorp	192,949,644	327,713,527
7,099,796	Plum Creek Timber Company, Inc., REIT	267,829,380	316,082,918
4,386,051	WR Berkley Corporation	117,583,057	214,872,638
743,437	Visa, Inc., Class ‘A’	53,618,674	189,509,526
3,664,177	American International Group, Inc.	192,611,125	179,068,330
2,024,060	Mastercard, Inc., Class ‘A’	40,702,513	166,033,642
299,496	Alleghany Corporation (a)	114,850,390	132,404,187
2,354,218	Brown & Brown, Inc.	71,642,267	72,627,625

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 32.98% — (continued)

Financials 8.75% — (continued)
277,374	First American Financial Corporation	$6,437,306	$9,436,263
		2,570,748,916	4,337,975,212
Health Care 0.78%
2,062,346	Anthem, Inc.	96,896,564	278,334,216
1,059,980	Johnson & Johnson	59,610,843	106,146,397
		156,507,407	384,480,613
Industrials 5.71%
4,069,880	3M Company	315,646,157	660,541,524
6,398,868	Cintas Corporation (d)	187,521,233	503,590,912
2,912,738	Northrop Grumman Corporation	171,493,693	457,154,229
2,066,104	Lockheed Martin Corporation	144,573,784	389,192,010
2,212,291	Alliant Techsystems, Inc. (d)	164,386,266	288,283,640
3,153,153	Deere & Company	261,701,559	268,617,104
5,851,664	NOW, Inc. (a)(d)	178,684,330	145,999,017
2,135,516	Flowserve Corporation	119,690,890	116,364,267
		1,543,697,912	2,829,742,703
Information Technology 8.31%
23,323,188	Oracle Corporation	699,069,784	977,008,345
22,635,660	Microsoft Corporation	593,352,723	914,480,664
19,937,517	Intel Corporation (b)	378,732,369	658,735,562
8,766,525	Teradata Corporation (a)(d)	369,529,578	390,636,354
8,019,789	Linear Technology Corporation	227,165,656	360,409,318
6,419,300	Xilinx, Inc.	257,291,902	247,624,497
2,135,632	Automatic Data Processing, Inc.	67,208,813	176,253,709
241,146	Google, Inc., Class ‘A’ (a)	62,240,364	129,628,032
241,146	Google, Inc., Class ‘C’ (a)	62,403,398	128,897,360
2,732,714	Altera Corporation	93,709,508	89,974,608
1,074,758	CommVault Systems, Inc. (a)	51,692,790	46,837,954
		2,862,396,885	4,120,486,403
Materials 1.42%
4,172,577	Scotts Miracle-Gro Company, Class ‘A’ (d)	182,102,946	264,666,559
1,752,640	Martin Marietta Materials, Inc.	155,134,877	188,829,434
2,547,193	Vulcan Materials Company	104,381,952	179,602,578
811,480	Deltic Timber Corporation (d)	39,544,384	50,717,500
816,795	Newmont Mining Corporation	6,252,316	20,542,394
		487,416,475	704,358,465
Utilities 0.52%
3,760,485	IDACorp, Inc. (d)	124,066,738	255,374,536
Total U.S. Common Stocks		10,526,371,290	16,349,297,230

International Common Stocks — 38.75%

Australia 0.81% (e)
37,126,221	Newcrest Mining Limited (a)	792,366,434	400,868,860

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 38.75% — (continued)

Austria 0.11% (e)
2,216,206	OMV AG	$89,060,447	$55,096,772

Belgium 0.47% (e)
2,788,865	Groupe Bruxelles Lambert SA	234,732,253	231,205,110

Bermuda 0.60% (e)
4,676,071	Jardine Matheson Holdings Limited	236,801,754	298,813,623

Canada 4.22%
18,731,918	Goldcorp, Inc.	599,128,363	450,127,989
13,299,224	Canadian Natural Resources Limited	382,681,555	385,569,696
20,171,096	Cenovus Energy, Inc.	566,078,237	381,032,003
9,130,439	Potash Corporation of Saskatchewan, Inc.	351,228,590	333,626,241
7,419,204	Agnico-Eagle Mines Limited	234,920,569	250,128,826
12,939,710	Barrick Gold Corporation	236,771,269	165,369,494
31,256,869	Kinross Gold Corporation (a)	153,179,049	105,960,786
12,974,989	Penn West Petroleum Limited	177,450,961	19,332,734
		2,701,438,593	2,091,147,769
Denmark 0.18% (e)
2,987,524	ISS AS (a)	94,568,139	88,267,411

France 6.38%
6,926,598	Danone SA (e)	478,810,621	464,849,477
11,417,175	Bouygues SA (e)	414,984,766	406,851,443
4,284,366	Sanofi (e)	332,925,755	394,760,942
6,922,172	Total SA (e)	340,284,813	355,318,980
10,992,760	Carrefour SA (e)	444,625,285	344,467,311
7,446,750	Compagnie de Saint-Gobain (e)	323,552,273	317,236,602
2,407,099	Sodexo (e)	62,692,015	238,818,922
9,843,861	Vivendi SA (e)	272,456,855	232,781,635
936,392	Wendel SA (e)	21,286,521	104,940,600
1,867,732	Neopost SA (d)	166,306,200	97,084,682
1,401,821	Legrand SA (e)	47,735,246	75,144,861
2,682,506	Rexel SA (e)	47,647,390	50,119,173
157,260	Robertet SA (d)	20,623,058	29,143,415
42,252	Robertet SA CI (c)(f)(g)	800,508	5,481,097
1,808,454	Société Télévision Francaise 1 (e)	21,230,913	28,468,429
385,000	Sabeton SA (d)(e)	4,841,233	6,352,694
66,717	NSC Groupe (c)(d)(e)	11,738,587	4,730,560
104,457	Gaumont SA	6,087,824	4,367,346
12,000,000	FINEL (a)(c)(d)(f)(h)	0	14
		3,018,629,863	3,160,918,183
Germany 1.55% (e)
7,775,691	HeidelbergCement AG	424,710,748	571,817,627
1,592,712	Daimler AG	66,823,238	144,243,615
693,440	Fraport AG	20,976,007	42,370,991

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 38.75% — (continued)

Germany 1.55% — (continued)
341,951	Hornbach Baumarkt AG	$8,260,466	$12,463,265
		520,770,459	770,895,498

Hong Kong 0.47%
12,693,580	Guoco Group Limited (e)	115,086,260	149,744,816
16,538,816	Hysan Development Company Limited (e)	77,587,726	80,147,933
6,635,794	City e-Solutions Limited (a)(c)	299,779	1,164,129
		192,973,765	231,056,878
Ireland 0.49% (e)
10,094,915	CRH PLC	175,024,030	243,882,419

Israel 0.23% (e)
15,719,757	Israel Chemicals Limited	156,830,538	112,959,836

Italy 0.41%
21,398,654	Italcementi S.p.A. (d)(e)	347,026,230	147,322,840
1,734,972	Italmobiliare S.p.A. RSP	121,356,934	31,544,731
1,021,137	Italmobiliare S.p.A. (e)	107,360,738	26,346,992
		575,743,902	205,214,563
Japan 12.96% (e)
10,093,800	KDDI Corporation	320,858,498	712,510,285
11,121,730	Secom Company Limited	504,039,784	645,573,157
14,298,940	Hoya Corporation	305,848,299	554,120,771
1,142,690	Keyence Corporation	201,665,654	534,135,289
1,988,456	SMC Corporation	206,845,664	533,238,141
3,169,600	Fanuc Corporation	295,828,491	532,300,460
33,474,800	Astellas Pharma, Inc.	263,725,381	517,030,160
3,818,590	Shimano, Inc.	53,084,979	504,792,563
14,917,300	Sompo Japan Nipponkoa Holdings, Inc.	402,645,728	413,910,411
14,618,720	MS&AD Insurance Group Holdings	356,085,457	355,442,429
13,217,880	Mitsubishi Estate Company Limited	232,209,618	265,953,722
2,112,000	Hirose Electric Company Limited (d)	220,755,881	253,057,025
3,308,230	Nissin Foods Holdings Company Limited	116,618,183	178,544,193
4,484,910	Nomura Research Institute Limited	92,604,811	152,279,985
3,526,280	Chofu Seisakusho Company Limited (d)	64,322,538	88,586,209
5,147,000	T. Hasegawa Company Limited (d)	79,849,658	74,345,958
924,660	Shin-Etsu Chemical Company Limited	43,043,581	61,225,607
632,500	Nitori Holdings Company Limited	26,796,871	35,761,228
340,500	FamilyMart Company Limited	13,364,701	14,748,339
		3,800,193,777	6,427,555,932
Mexico 1.88%
16,713,544	Grupo Televisa S.A.B., ADR (a)	327,870,823	545,028,670
19,043,916	Fresnillo PLC (e)	258,153,252	257,235,511
6,401,020	Industrias Peñoles S.A.B. de C.V.	7,339,323	127,593,367
		593,363,398	929,857,548

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 38.75% — (continued)

Netherlands 0.32% (e)
24,582,673	TNT Express NV	$226,206,927	$160,778,731

Norway 0.03% (e)
2,000,066	Orkla ASA	13,269,921	14,740,163

Russia 0.16% (e)
19,361,267	Gazprom OAO, ADR	130,470,161	77,717,830

South Africa 0.72%
16,836,513	AngloGold Ashanti Limited, ADR (a)	269,094,862	208,436,031
25,019,071	Gold Fields Limited, ADR	233,463,377	147,612,519
		502,558,239	356,048,550

South Korea 1.15% (e)
4,081,054	KT&G Corporation	229,470,765	297,908,728
3,821,951	Kia Motors Corporation	204,935,873	159,727,237
51,900	Lotte Confectionery Company Limited (a)	21,157,499	88,445,472
39,989	Namyang Dairy Products Company Limited (a)(d)	7,325,466	26,396,043
		462,889,603	572,477,480
Sweden 0.68% (e)
5,939,940	Investor AB, Class ‘A’	116,378,542	213,627,160
3,394,798	Investor AB, Class ‘B’	63,888,333	123,532,190
		180,266,875	337,159,350
Switzerland 1.63% (e)
5,811,560	Nestlé SA	197,673,733	443,834,420
4,327,670	Pargesa Holding SA	272,881,781	312,688,815
388,803	Kuehne & Nagel International AG	7,503,142	53,520,392
		478,058,656	810,043,627
Thailand 0.38% (e)
32,213,700	Bangkok Bank PCL, NVDR	109,267,553	187,269,772

United Kingdom 2.92%
7,175,381	Berkeley Group Holdings PLC (d)(e)	86,127,760	261,548,107
10,337,329	GlaxoSmithKline PLC (e)	204,849,425	227,614,759
574,695	Liberty Global PLC, Series ‘A’ (a)	24,596,052	26,849,750
4,899,197	Liberty Global PLC, Series ‘C’ (a)	201,331,746	223,354,391
3,709,997	British American Tobacco PLC (e)	197,707,697	209,303,283
4,355,040	Willis Group Holdings PLC	119,957,625	188,573,232
4,885,790	Diageo PLC (e)	134,973,869	144,622,415
42,951,230	WM Morrison Supermarkets PLC (e)	186,107,922	115,887,687
3,052,693	Anglo American PLC (e)	74,109,213	50,991,011
		1,229,761,309	1,448,744,635
Total International Common Stocks		16,515,246,596	19,212,720,540
Total Common Stocks		27,041,617,886	35,562,017,770
International Preferred Stock — 0.27%

Germany 0.27% (e)
1,586,349	Hornbach Holding AG	53,076,482	133,240,262

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

SHARES	DESCRIPTION	COST	VALUE

Investment Company — 0.00%
172,474	State Street Institutional U.S. Government Money Market Fund, Institutional Class	$172,474	$172,474

Warrant — 0.18%

United States — 0.18%
5,806,899	JPMorgan Chase & Company Warrant expire 10/28/18 (a)	75,108,859	88,148,727

OUNCES

Commodity — 5.34%
2,063,452	Gold bullion (a)	2,036,115,803	2,650,648,195

PRINCIPAL

Notes and Bonds — 3.20%

U.S. Bonds 2.34%

Government Obligations 2.33%
$68,479,000	Federal Home Loan Bank 0.086% due 02/04/15	68,478,515	68,478,932
80,194,000	Federal Home Loan Bank 0.108% due 03/06/15	80,186,208	80,192,797
250,000,000	U.S. Treasury Note 0.50% due 06/15/16	250,356,766	250,722,750
250,000,000	U.S. Treasury Note 0.625% due 12/15/16	249,604,240	250,820,250
250,000,000	U.S. Treasury Note 0.75% due 03/15/17	249,476,500	251,250,000
250,000,000	U.S. Treasury Note 0.875% due 09/15/16	251,340,746	252,011,750
		1,149,442,975	1,153,476,479
U.S. Corporate Bond 0.01%
5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (c)	4,822,997	5,472,848
Total U.S. Bonds		1,154,265,972	1,158,949,327

International Notes and Bonds — 0.86%

International Corporate Notes and Bonds — 0.13%

France 0.13%
15,000,000 EUR	Emin Leydier SA FRN 8.272% due 07/31/16 (c)(f)(i)	21,369,283	16,949,995
17,256,032 EUR	FINEL 9.50% due 06/30/17 (c)(f)(j)(k)	21,555,398	18,803,185
12,050,000 EUR	Wendel SA 4.375% due 08/09/17	13,963,792	14,850,995
10,000,000 EUR	Wendel SA 4.875% due 09/21/15	13,227,445	11,626,544
3,500,000 EUR	Wendel SA 4.875% due 05/26/16	3,929,826	4,184,911
Total International Corporate Notes and Bonds		74,045,744	66,415,630

International Government Bonds — 0.73%

Mexico 0.22%
871,240,000 MXN	Mexican Bonos 4.75% due 06/14/18	62,198,711	59,075,530
764,192,000 MXN	Mexican Bonos 5.00% due 12/11/19	56,019,009	51,822,664
		118,217,720	110,898,194

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Government Bonds 0.73% — (continued)

Singapore 0.46%
154,398,000 SGD	Singapore Government Bond 0.50% due 04/01/18	$116,470,075	$112,469,036
150,966,000 SGD	Singapore Government Bond 2.375% due 04/01/17	126,050,925	115,323,606
		242,521,000	227,792,642
South Korea 0.05%
25,957,890,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (l)	24,789,454	24,527,239
Total International Government Bonds		385,528,174	363,218,075
Total International Notes and Bonds		459,573,918	429,633,705
Total Notes and Bonds		1,613,839,890	1,588,583,032

Commercial Paper — 19.05%

International Commercial Paper — 4.80%

Canada 0.43%
25,780,000 USD	Suncor Energy, Inc. 0.28% due 02/10/15	25,778,195	25,778,188
40,097,000 USD	Suncor Energy, Inc. 0.31% due 03/09/15	40,084,570	40,085,953
18,021,000 USD	Suncor Energy, Inc. 0.42% due 04/07/15	18,007,660	18,011,106
44,709,000 USD	Suncor Energy, Inc. 0.46% due 03/12/15	44,687,204	44,695,507
37,919,000 USD	Total Capital Limited 0.10% due 02/26/15	37,916,367	37,915,674
50,312,000 USD	Total Capital Limited 0.10% due 03/04/15	50,307,668	50,306,280

France 0.83%
23,864,000 USD	Essilor International 0.12% due 02/18/15	23,862,648	23,862,275
33,420,000 USD	Essilor International 0.12% due 02/20/15	33,417,883	33,417,270
19,641,000 USD	Essilor International 0.16% due 04/06/15	19,635,413	19,634,014
25,000,000 USD	Essilor International 0.16% due 05/04/15	24,989,778	24,985,965
16,065,000 USD	Essilor International 0.17% due 04/02/15	16,060,448	16,059,716
32,063,000 USD	GDF Suez SA 0.16% due 02/09/15	32,061,860	32,061,842
22,144,000 USD	GDF Suez SA 0.16% due 02/13/15	22,142,819	22,142,879
27,936,000 USD	GDF Suez SA 0.17% due 04/02/15	27,928,085	27,926,812

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 4.80% — (continued)

France 0.83% — (continued)
60,322,000 USD	GDF Suez SA 0.18% due 03/05/15	$60,312,349	$60,313,169
32,740,000 USD	GDF Suez SA 0.18% due 04/01/15	32,730,342	32,729,405
41,457,000 USD	GDF Suez SA 0.18% due 04/07/15	41,443,526	41,441,955
40,603,000 USD	Sanofi 0.11% due 03/31/15	40,595,804	40,597,588
35,908,000 USD	Électricité de France SA 0.15% due 03/10/15	35,902,464	35,901,932

Germany 0.69%
71,883,000 USD	BASF AG 0.12% due 03/25/15	71,870,540	71,863,376
39,283,000 USD	BASF AG 0.12% due 03/27/15	39,275,929	39,271,694
65,479,000 USD	BASF AG 0.14% due 03/24/15	65,466,013	65,461,550
39,283,000 USD	Siemens Company 0.10% due 03/25/15	39,277,326	39,274,043
39,283,000 USD	Siemens Company 0.10% due 03/26/15	39,277,217	39,273,820
50,000,000 USD	Siemens Company 0.11% due 03/13/15	49,993,889	49,992,065
35,893,000 USD	Siemens Company 0.13% due 03/20/15	35,886,908	35,885,915

Italy 0.01%
7,037,000 USD	Eni S.p.A. 0.30% due 02/02/15	7,036,941	7,036,882

Japan 0.38%
4,690,000 USD	Hitachi Limited 0.33% due 02/02/15	4,689,957	4,689,910
95,896,000 USD	Honda Corporation 0.12% due 02/19/15	95,890,246	95,890,141
49,536,000 USD	Honda Corporation 0.12% due 02/23/15	49,532,368	49,532,270
36,988,000 USD	Honda Corporation 0.14% due 04/06/15	36,978,794	36,977,558

Switzerland 0.94%
32,129,000 USD	Nestlé SA 0.11% due 04/06/15	32,122,717	32,124,052
34,239,000 USD	Roche Holdings, Inc. 0.06% due 02/06/15	34,238,715	34,238,336
34,943,000 USD	Roche Holdings, Inc. 0.06% due 02/11/15	34,942,418	34,941,836
29,111,000 USD	Roche Holdings, Inc. 0.07% due 02/10/15	29,110,491	29,110,109

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 4.80% — (continued)

Switzerland 0.94% — (continued)
39,553,000 USD	Roche Holdings, Inc. 0.07% due 02/17/15	$39,551,770	$39,550,923
35,383,000 USD	Roche Holdings, Inc. 0.09% due 02/17/15	35,381,585	35,381,142
35,383,000 USD	Roche Holdings, Inc. 0.09% due 02/18/15	35,381,496	35,381,001
35,383,000 USD	Roche Holdings, Inc. 0.09% due 03/03/15	35,380,346	35,379,133
37,919,000 USD	Roche Holdings, Inc. 0.09% due 03/19/15	37,914,639	37,911,720
33,541,000 USD	Roche Holdings, Inc. 0.09% due 03/23/15	33,536,807	33,533,782
20,153,000 USD	Roche Holdings, Inc. 0.09% due 04/22/15	20,148,969	20,144,967
19,707,000 USD	Roche Holdings, Inc. 0.10% due 03/05/15	19,705,248	19,704,673
44,120,000 USD	Roche Holdings, Inc. 0.10% due 04/08/15	44,111,911	44,106,248
34,196,000 USD	Roche Holdings, Inc. 0.10% due 04/15/15	34,189,066	34,183,888

United Kingdom 1.52%
48,224,000 USD	AstraZeneca PLC 0.09% due 02/12/15	48,222,674	48,222,259
59,678,000 USD	AstraZeneca PLC 0.09% due 02/19/15	59,675,315	59,674,419
56,012,000 USD	AstraZeneca PLC 0.09% due 02/20/15	56,009,339	56,008,404
75,459,000 USD	AstraZeneca PLC 0.09% due 02/24/15	75,454,661	75,453,024
34,239,000 USD	AstraZeneca PLC 0.09% due 03/05/15	34,236,261	34,234,956
37,919,000 USD	AstraZeneca PLC 0.10% due 03/02/15	37,915,945	37,915,049
52,414,000 USD	AstraZeneca PLC 0.10% due 03/12/15	52,408,322	52,405,944
81,206,000 USD	AstraZeneca PLC 0.10% due 03/24/15	81,194,496	81,187,948
32,740,000 USD	AstraZeneca PLC 0.11% due 04/07/15	32,733,497	32,729,946
27,357,000 USD	AstraZeneca PLC 0.11% due 04/20/15	27,350,480	27,346,484
30,335,000 USD	Centrica PLC 0.44% due 02/10/15	30,331,739	30,332,867
40,410,000 USD	Centrica PLC 0.44% due 02/10/15	40,405,656	40,407,159
36,565,000 USD	Centrica PLC 0.46% due 02/25/15	36,554,031	36,558,502

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 4.80% — (continued)

United Kingdom 1.52% — (continued)
37,341,000 USD	Centrica PLC 0.46% due 02/26/15	$37,329,331	$37,334,085
37,341,000 USD	Centrica PLC 0.46% due 02/27/15	37,328,864	37,333,797
43,313,000 USD	Centrica PLC 0.51% due 02/13/15	43,305,781	43,309,128
2,931,000 USD	Centrica PLC 0.51% due 04/15/15	2,928,028	2,929,168
19,227,000 USD	Reckitt Benckiser 0.11% due 02/06/15	19,226,706	19,226,477
Total International Commercial Paper		2,381,368,515	2,381,318,180

U.S. Commercial Paper — 14.25%
$39,414,000	3M Company 0.09% due 03/09/15	39,410,453	39,408,549
54,549,000	3M Company 0.09% due 03/10/15	54,543,954	54,541,200
68,392,000	3M Company 0.10% due 03/05/15	68,385,921	68,383,923
52,380,000	3M Company 0.10% due 03/23/15	52,372,725	52,368,728
83,721,000	Abbott Laboratories 0.09% due 02/03/15	83,720,581	83,720,531
31,098,000	Abbott Laboratories 0.10% due 02/02/15	31,097,914	31,097,869
28,275,000	Abbott Laboratories 0.10% due 02/12/15	28,274,136	28,274,488
24,390,000	Abbott Laboratories 0.11% due 03/02/15	24,387,839	24,388,720
56,136,000	Abbott Laboratories 0.12% due 03/04/15	56,130,199	56,132,812
35,080,000	Abbott Laboratories 0.12% due 03/10/15	35,075,673	35,077,492
34,919,000	Abbott Laboratories 0.13% due 04/01/15	34,911,560	34,914,209
50,318,000	Abbott Laboratories 0.13% due 04/07/15	50,306,189	50,310,040
65,491,000	Abbott Laboratories 0.13% due 04/10/15	65,474,918	65,479,919
29,203,000	Abbott Laboratories 0.13% due 04/17/15	29,195,091	29,197,317
50,000,000	Abbott Laboratories 0.15% due 03/16/15	49,991,042	49,995,625
16,370,000	Anthem, Inc. 0.36% due 03/03/15	16,365,225	16,366,318
22,558,000	Apache Corporation 0.66% due 02/05/15	22,556,371	22,557,136
32,515,000	Apple, Inc. 0.07% due 03/04/15	32,513,040	32,511,303
32,620,000	Apple, Inc. 0.09% due 03/09/15	32,617,064	32,615,489
50,000,000	Apple, Inc. 0.09% due 03/11/15	49,995,250	49,992,610
23,600,000	Apple, Inc. 0.09% due 03/12/15	23,597,699	23,596,373
28,474,000	Apple, Inc. 0.09% due 03/13/15	28,471,153	28,469,481
37,470,000	Apple, Inc. 0.09% due 03/18/15	37,465,785	37,463,004
75,000,000	Apple, Inc. 0.10% due 03/13/15	74,991,667	74,988,098
38,930,000	Apple, Inc. 0.10% due 03/24/15	38,924,485	38,921,346
59,121,000	Apple, Inc. 0.10% due 04/06/15	59,110,490	59,103,222
63,275,000	Apple, Inc. 0.10% due 04/08/15	63,263,400	63,255,277
36,043,000	Apple, Inc. 0.10% due 04/15/15	36,035,691	36,030,234
25,038,000	Apple, Inc. 0.11% due 05/07/15	25,030,732	25,025,251
15,400,000	Campbell Soup Company 0.39% due 02/09/15	15,398,700	15,399,230
44,468,000	Campbell Soup Company 0.39% due 02/10/15	44,463,776	44,465,554
56,509,000	Caterpillar Financial Services Company 0.10% due 02/05/15	56,508,372	56,507,966
38,108,000	Chevron Corporation 0.09% due 02/03/15	38,107,809	38,107,535

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 14.25% — (continued)
$37,919,000	Chevron Corporation 0.10% due 03/02/15	$37,915,945	$37,915,049
45,616,000	Chevron Corporation 0.10% due 03/09/15	45,611,438	45,609,691
40,813,000	Chevron Corporation 0.10% due 03/10/15	40,808,805	40,807,164
40,813,000	Chevron Corporation 0.10% due 03/11/15	40,808,692	40,806,968
21,281,000	Chevron Corporation 0.11% due 04/02/15	21,277,098	21,275,465
42,603,000	Chevron Corporation 0.12% due 03/17/15	42,596,752	42,595,361
42,603,000	Chevron Corporation 0.12% due 03/18/15	42,596,610	42,595,118
20,172,000	Coca-Cola Company 0.09% due 02/12/15	20,171,445	20,171,417
40,514,000	Coca-Cola Company 0.10% due 02/09/15	40,513,100	40,513,101
30,953,000	Coca-Cola Company 0.10% due 02/13/15	30,951,968	30,952,037
50,000,000	Coca-Cola Company 0.10% due 02/17/15	49,997,778	49,998,000
38,561,000	Coca-Cola Company 0.11% due 02/17/15	38,559,115	38,559,458
58,390,000	Coca-Cola Company 0.11% due 02/18/15	58,386,967	58,387,536
22,060,000	Coca-Cola Company 0.11% due 04/09/15	22,055,484	22,055,096
38,930,000	Coca-Cola Company 0.11% due 04/13/15	38,921,554	38,920,606
36,042,000	Coca-Cola Company 0.12% due 04/21/15	36,032,509	36,031,944
37,781,000	Coca-Cola Company 0.13% due 03/12/15	37,775,679	37,776,825
37,700,000	Coca-Cola Company 0.14% due 03/13/15	37,694,136	37,695,691
37,781,000	Coca-Cola Company 0.14% due 03/17/15	37,774,535	37,776,122
31,356,000	Coca-Cola Company 0.14% due 03/18/15	31,350,513	31,351,864
34,120,000	Coca-Cola Company 0.15% due 03/26/15	34,112,465	34,114,421
30,319,000	Colgate-Palmolive Company 0.07% due 02/20/15	30,317,880	30,318,115
37,249,000	Colgate-Palmolive Company 0.09% due 03/02/15	37,246,299	37,247,044
31,638,000	ConocoPhillips 0.16% due 03/16/15	31,631,954	31,634,045
42,603,000	Devon Energy Corporation 0.32% due 02/02/15	42,602,621	42,602,182
50,000,000	Devon Energy Corporation 0.38% due 02/06/15	49,997,431	49,997,765
32,740,000	Devon Energy Corporation 0.41% due 03/03/15	32,729,087	32,732,637
39,283,000	Devon Energy Corporation 0.41% due 03/06/15	39,268,596	39,273,183
44,468,000	Dominion Resources, Inc. 0.37% due 02/18/15	44,460,440	44,462,437
47,464,000	Duke Energy Corporation 0.39% due 02/02/15	47,463,499	47,463,250
74,246,000	Duke Energy Corporation 0.39% due 02/11/15	74,238,163	74,241,300
34,920,000	Duke Energy Corporation 0.44% due 03/06/15	34,906,236	34,911,954
26,027,000	Duke Energy Corporation 0.46% due 02/17/15	26,021,795	26,024,332
34,651,000	Duke Energy Corporation 0.46% due 03/18/15	34,631,509	34,639,614
39,000,000	Eli Lilly & Company 0.12% due 02/25/15	38,996,880	38,996,732
37,470,000	Eli Lilly & Company 0.13% due 03/02/15	37,466,076	37,466,096
37,600,000	Eli Lilly & Company 0.14% due 03/06/15	37,595,175	37,595,356
47,456,000	Eli Lilly & Company 0.14% due 03/16/15	47,448,064	47,447,695
50,000,000	Eli Lilly & Company 0.14% due 03/17/15	49,991,444	49,990,990
47,456,000	Eli Lilly & Company 0.18% due 03/27/15	47,443,187	47,444,558
31,638,000	Eli Lilly & Company 0.18% due 03/30/15	31,628,983	31,629,755
15,167,000	Emerson Electric Company 0.10% due 03/04/15	15,165,694	15,165,721
42,603,000	Emerson Electric Company 0.13% due 03/23/15	42,595,308	42,596,537
44,468,000	Exxon Mobil Corporation 0.08% due 02/06/15	44,467,506	44,467,137
116,133,000	Exxon Mobil Corporation 0.08% due 02/11/15	116,130,419	116,129,133
37,341,000	Exxon Mobil Corporation 0.08% due 02/17/15	37,339,672	37,339,040
40,813,000	Exxon Mobil Corporation 0.10% due 03/02/15	40,809,712	40,808,747

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 14.25% — (continued)
$40,813,000	Exxon Mobil Corporation 0.10% due 03/03/15	$40,809,599	$40,808,539
42,460,000	Exxon Mobil Corporation 0.10% due 03/05/15	42,456,226	42,454,986
71,883,000	Exxon Mobil Corporation 0.13% due 04/01/15	71,867,685	71,863,390
46,868,000	Exxon Mobil Corporation 0.13% due 04/02/15	46,857,845	46,855,004
14,655,000	Exxon Mobil Corporation 0.14% due 03/02/15	14,653,347	14,653,473
55,483,000	Exxon Mobil Corporation 0.14% due 03/18/15	55,473,290	55,472,641
72,085,000	Exxon Mobil Corporation 0.14% due 04/10/15	72,065,938	72,061,594
15,000,000	General Mills Inc. 0.30% due 03/06/15	14,995,875	14,996,252
32,740,000	Google, Inc. 0.07% due 02/05/15	32,739,745	32,739,728
71,015,000	Google, Inc. 0.08% due 03/10/15	71,009,161	71,009,922
52,380,000	Google, Inc. 0.09% due 03/12/15	52,374,893	52,376,003
58,395,000	Google, Inc. 0.10% due 04/16/15	58,382,997	58,383,782
39,553,000	John Deere Bank 0.11% due 02/06/15	39,552,396	39,552,154
20,846,000	John Deere Bank 0.12% due 03/09/15	20,843,498	20,843,250
100,000,000	Johnson & Johnson 0.06% due 03/03/15	99,995,000	99,994,580
28,422,000	Kimberly Clark Corporation 0.10% due 02/17/15	28,420,737	28,420,082
27,807,000	Kimberly Clark Corporation 0.11% due 03/06/15	27,804,196	27,802,757
2,369,000	Kroger Company 0.30% due 02/02/15	2,368,980	2,368,955
24,645,000	McDonald’s Corporation 0.08% due 02/09/15	24,644,562	24,644,453
37,700,000	Merck & Company, Inc. 0.10% due 02/11/15	37,698,953	37,699,370
37,700,000	Merck & Company, Inc. 0.10% due 02/13/15	37,698,743	37,699,269
36,989,000	Merck & Company, Inc. 0.13% due 02/10/15	36,987,798	36,988,434
44,120,000	Merck & Company, Inc. 0.13% due 02/18/15	44,117,291	44,118,835
44,120,000	Merck & Company, Inc. 0.13% due 02/19/15	44,117,132	44,118,773
14,087,000	MetLife 0.12% due 02/04/15	14,086,859	14,086,784
17,930,000	MetLife 0.12% due 02/19/15	17,928,924	17,928,705
37,700,000	MetLife 0.12% due 03/03/15	37,696,230	37,695,310
25,833,000	MetLife 0.13% due 02/09/15	25,832,254	25,832,153
53,600,000	MetLife 0.13% due 02/23/15	53,595,742	53,595,246
39,110,000	Microsoft Corporation 0.07% due 02/02/15	39,109,924	39,109,836
39,110,000	Microsoft Corporation 0.07% due 02/03/15	39,109,848	39,109,781
39,110,000	Microsoft Corporation 0.07% due 02/04/15	39,109,772	39,109,730
16,089,000	Microsoft Corporation 0.08% due 02/05/15	16,088,857	16,088,866
71,046,000	Microsoft Corporation 0.08% due 03/04/15	71,041,106	71,041,965
37,341,000	Microsoft Corporation 0.09% due 02/05/15	37,340,627	37,340,690
137,868,000	Microsoft Corporation 0.09% due 02/09/15	137,865,243	137,866,084
38,561,000	Microsoft Corporation 0.09% due 02/10/15	38,560,132	38,560,410
62,654,000	Microsoft Corporation 0.09% due 03/04/15	62,649,144	62,650,441
76,047,000	Microsoft Corporation 0.10% due 02/04/15	76,046,366	76,046,475
39,414,000	Microsoft Corporation 0.10% due 04/01/15	39,407,540	39,408,592
34,920,000	Microsoft Corporation 0.10% due 04/08/15	34,913,598	34,914,392
23,300,000	Microsoft Corporation 0.10% due 04/15/15	23,295,275	23,295,631
34,943,000	National Grid USA 0.36% due 02/05/15	34,941,641	34,941,662
34,943,000	National Grid USA 0.36% due 02/12/15	34,939,263	34,940,096
50,000,000	National Grid USA 0.39% due 04/20/15	49,958,833	49,966,335
36,043,000	National Grid USA 0.39% due 04/22/15	36,012,564	36,017,961
19,887,000	National Grid USA 0.41% due 02/12/15	19,884,569	19,885,347

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 14.25% — (continued)
$34,943,000	PepsiCo, Inc. 0.10% due 02/03/15	$34,942,806	$34,942,689
36,989,000	PepsiCo, Inc. 0.10% due 03/10/15	36,985,198	36,985,153
73,031,000	PepsiCo, Inc. 0.10% due 03/13/15	73,022,885	73,022,653
21,605,000	PepsiCo, Inc. 0.10% due 03/17/15	21,602,359	21,602,211
31,428,000	PepsiCo, Inc. 0.11% due 03/11/15	31,424,351	31,424,612
29,591,000	Pfizer, Inc. 0.10% due 04/09/15	29,585,493	29,586,123
71,344,000	Pfizer, Inc. 0.11% due 04/09/15	71,329,394	71,332,243
17,606,000	Philip Morris International, Inc. 0.10% due 02/20/15	17,605,071	17,604,562
39,414,000	Philip Morris International, Inc. 0.10% due 03/05/15	39,410,497	39,408,230
91,251,000	Philip Morris International, Inc. 0.13% due 03/17/15	91,236,501	91,231,062
84,000,000	Philip Morris International, Inc. 0.13% due 03/19/15	83,986,047	83,980,512
32,129,000	Philip Morris International, Inc. 0.14% due 03/02/15	32,125,377	32,124,823
81,206,000	Philip Morris International, Inc. 0.14% due 03/11/15	81,194,000	81,191,294
22,482,000	Precision Castparts Corporation 0.11% due 02/02/15	22,481,931	22,481,757
19,887,000	Precision Castparts Corporation 0.11% due 02/17/15	19,886,028	19,885,658
17,692,000	Precision Castparts Corporation 0.11% due 02/18/15	17,691,081	17,690,721
14,377,000	Precision Castparts Corporation 0.11% due 04/07/15	14,374,145	14,371,783
22,060,000	Precision Castparts Corporation 0.11% due 04/08/15	22,055,551	22,051,875
19,641,000	Precision Castparts Corporation 0.12% due 04/06/15	19,636,810	19,634,014
18,021,000	Precision Castparts Corporation 0.12% due 04/14/15	18,016,675	18,013,628
79,547,000	Procter & Gamble Company 0.08% due 02/13/15	79,544,879	79,545,457
44,766,000	Procter & Gamble Company 0.09% due 02/20/15	44,763,874	44,764,693
35,383,000	Procter & Gamble Company 0.11% due 03/09/15	35,379,108	35,380,573
35,383,000	Procter & Gamble Company 0.11% due 03/12/15	35,378,784	35,380,300
60,319,000	Procter & Gamble Company 0.11% due 03/16/15	60,311,075	60,313,722
81,206,000	Procter & Gamble Company 0.12% due 03/23/15	81,192,466	81,197,205
40,307,000	Rockwell Automation, Inc. 0.18% due 03/11/15	40,299,342	40,296,565
25,988,000	Sherwin-Williams Company 0.28% due 03/19/15	25,978,702	25,979,546
40,000,000	Sherwin-Williams Company 0.33% due 03/11/15	39,986,067	39,989,644
75,000,000	Schlumberger Investments SA 0.14% due 03/16/15	74,987,458	74,984,063
38,930,000	Schlumberger Investments SA 0.18% due 04/16/15	38,915,596	38,913,482
22,303,000	United Parcel Service, Inc. 0.04% due 02/02/15	22,302,975	22,302,851
38,930,000	United Parcel Service, Inc. 0.11% due 04/13/15	38,921,554	38,920,606
36,043,000	United Parcel Service, Inc. 0.12% due 04/21/15	36,033,509	36,032,944
5,270,000	Walt Disney Company 0.06% due 03/05/15	5,269,714	5,269,537
37,672,000	Walt Disney Company 0.07% due 02/06/15	37,671,634	37,671,412
57,539,000	Walt Disney Company 0.07% due 02/12/15	57,537,769	57,537,337
42,922,000	Walt Disney Company 0.07% due 02/13/15	42,920,998	42,920,665
67,082,000	Walt Disney Company 0.11% due 03/20/15	67,072,366	67,072,595
33,005,000	Walt Disney Company 0.11% due 03/25/15	32,999,756	32,999,752
32,700,000	Walt Disney Company 0.15% due 03/24/15	32,693,051	32,694,945
60,460,000	Xerox Corporation 0.41% due 03/09/15	60,435,816	60,431,856
Total U.S. Commercial Paper		7,063,740,013	7,063,725,209
Total Commercial Paper		9,445,108,528	9,445,043,389

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Total Investment Portfolio Excluding Options Written — 99.77%			$40,265,039,922	49,467,853,849

Covered Call Options Written — (0.00)%

10,600	Intel Corporation	$40.00	February 2015	$(10,600)
3,540	Ross Stores, Inc.	97.50	February 2015	(106,200)
Total Covered Call Options Written (Premiums Received: $795,957)				(116,800)
Total Investments — 99.77% (Cost: $40,264,243,965)				49,467,737,049
Other Assets in Excess of Liabilities — 0.23%				112,255,995
Net Assets — 100.00%				$49,579,993,044

(a)	Non-income producing security/commodity.
(b)	At January 31, 2015, all or a portion of this security was segregated to cover collateral requirement for options.
(c)	Security is deemed illiquid. At January 31, 2015, the value of these securities amounted to $54,065,653 or 0.11% of net assets.
(d)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(e)	Securities with a total market value equal to $15,618,579,659 have been fair valued based on fair value adjustment factors at January 31, 2015.
(f)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $41,234,291 or 0.08% of net assets.
(g)	Represents non-voting class of shares.
(h)	Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(i)	Floating rate security. Rate shown is the rate in effect at January 31, 2015.
(j)	Payment-in-kind security.
(k)	Represents securities that are subject to legal or contractual restrictions on resale. At January 31, 2015, the value of these securities amounted to $18,803,185 or 0.04% of net assets.
(l)	Inflation protected security.

At January 31, 2015, cost is substantially identical for both book and federal income tax purposes Net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,701,467,844
Gross unrealized depreciation	(2,497,974,760)
Net unrealized appreciation	$9,203,493,084

Abbreviations used in this schedule include:

ADR	—	American Depositary Receipt
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
RSP	—	Represents Savings Shares

Currencies

EUR	—	Euro
KRW	—	South Korean Won
MXN	—	Mexican Peso
SGD	—	Singapore Dollar
USD	—	United States Dollar

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
FINEL 9.50% due 06/30/17	06/22/05	$21,555,398	$1.09

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2015	UNREALIZED APPRECIATION AT JANUARY 31, 2015	UNREALIZED DEPRECIATION AT JANUARY 31, 2015
02/12/15	20,622,000	British Pound	$34,357,386	$31,059,021	$3,298,365	$—
03/18/15	5,332,000	British Pound	8,522,785	8,028,748	494,037	—
04/15/15	19,454,000	British Pound	30,574,909	29,287,461	1,287,448	—
05/20/15	23,223,000	British Pound	36,415,986	34,953,114	1,462,872	—
02/12/15	340,682,000	Euro	456,180,012	385,001,209	71,178,803	—
03/18/15	280,348,000	Euro	363,597,339	316,912,493	46,684,846	—
04/15/15	153,046,000	Euro	194,279,653	173,051,781	21,227,872	—
05/20/15	42,629,000	Euro	52,996,128	48,220,915	4,775,213	—
02/12/15	19,769,653,000	Japanese Yen	193,295,198	168,368,514	24,926,684	—
03/18/15	41,961,082,000	Japanese Yen	393,686,560	357,506,999	36,179,561	—
04/15/15	29,433,455,000	Japanese Yen	274,673,426	250,862,046	23,811,380	—
			$2,038,579,382	$1,803,252,301	$235,327,081	$—

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JANUARY 31, 2015	UNREALIZED APPRECIATION AT JANUARY 31, 2015	UNREALIZED DEPRECIATION AT JANUARY 31, 2015
02/12/15	4,741,000	British Pound	$7,222,866	$7,140,472	$—	$(82,394)
02/12/15	340,682,000	Euro	406,725,689	385,001,208	—	(21,724,481)
03/18/15	76,165,000	Euro	87,909,643	86,098,849	—	(1,810,794)
02/12/15	1,611,334,000	Japanese Yen	13,486,562	13,722,947	236,385	—
03/18/15	14,355,276,000	Japanese Yen	125,545,735	122,306,466	—	(3,239,269)
04/15/15	4,000,000,000	Japanese Yen	34,960,451	34,092,096	—	(868,355)
			$675,850,946	$648,362,038	$236,385	$(27,725,293)

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2014	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31, 2015	MARKET VALUE JANUARY 31, 2015	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Alliant Techsystems, Inc.	2,087,657	124,634	—	2,212,291	$288,283,640	$—	$1,379,599
Berkeley Group Holdings PLC	7,175,381	—	—	7,175,381	261,548,107	—	10,115,241
Chofu Seisakusho Company Limited	3,526,280	—	—	3,526,280	88,586,209	—	421,555
Cintas Corporation	7,899,775	—	1,500,907	6,398,868	503,590,912	60,094,918	13,429,618
Deltic Timber Corporation	811,480	—	—	811,480	50,717,500	—	81,148
FINEL	12,000,000	—	—	12,000,000	14	—	—

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2014	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31, 2015	MARKET VALUE JANUARY 31, 2015	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Hirose Electric Company Limited	2,190,800	—	78,800	2,112,000	$253,057,025	$433,800	$1,517
IDACorp, Inc.	3,760,485	—	—	3,760,485	255,374,536	—	1,767,428
Italcementi S.p.A.	21,398,654	—	—	21,398,654	147,322,840	—	—
Mills Music Trust	31,592	—	—	31,592	616,044	—	22,935
NOW, Inc.	5,851,664	—	—	5,851,664	145,999,017	—	—
NSC Groupe	66,717	—	—	66,717	4,730,560	—	—
Namyang Dairy Products Company Limited	39,989	—	—	39,989	26,396,043	—	—
Neopost SA	1,867,732	—	—	1,867,732	97,084,682	—	—
Robertet SA	157,260	—	—	157,260	29,143,415	—	—
Sabeton SA	385,000	—	—	385,000	6,352,694	—	—
San Juan Basin Royalty Trust	3,908,035	—	—	3,908,035	54,517,088	—	832,032
Scotts Miracle-Gro Company	4,172,577	—	—	4,172,577	264,666,559	—	1,877,660
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	74,345,958	—	465
Teradata Corporation	8,766,525	—	—	8,766,525	390,636,354	—	—
Total					$2,942,969,197	$60,528,718	$29,929,198

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	4.20%
Consumer Staples	0.73
Energy	2.56
Financials	8.75
Health Care	0.78
Industrials	5.71
Information Technology	8.31
Materials	1.42
Utilities	0.52
Total U.S. Common Stocks	32.98
International Common Stocks
Consumer Discretionary	4.60
Consumer Staples	4.72
Energy	2.58
Financials	5.30
Health Care	2.30
Industrials	6.46
Information Technology	3.22
Materials	7.66
Telecommunication Services	1.91
Total International Common Stocks	38.75
International Preferred Stock
Consumer Discretionary	0.27

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

Total International Preferred Stock	0.27
Investment Company	0.00	*
Warrant	0.18
Commodities	5.34
U.S. Bonds
Government Issues	2.33
Consumer Discretionary	0.01
Total U.S. Corporate Bonds	2.34
International Notes and Bonds
Financials	0.09
Government Issues	0.73
Materials	0.04
Total International Notes and Bonds	0.86
Commercial Paper
International Commercial Paper	4.80
U.S. Commercial Paper	14.25
Total Commercial Paper	19.05
Covered Call Options Written	(0.00	)*
Total Investments	99.77%

* Less than 0.01%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

FIRST EAGLE
       Overseas Fund

Consolidated Schedule of Investments • Period Ended January 31, 2015 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 74.39%

International Common Stocks — 74.32%

Australia 0.90% (a)
11,735,292	Newcrest Mining Limited (b)	$249,853,632	$126,711,338

Austria 0.63% (a)
4,585,138	Wienerberger AG	65,005,780	64,789,584
984,123	OMV AG	39,496,988	24,466,137
		104,502,768	89,255,721
Belgium 0.53% (a)
788,508	Groupe Bruxelles Lambert SA	60,174,722	65,369,632
98,473	Sofina SA	8,428,556	10,137,312
		68,603,278	75,506,944
Bermuda 1.48% (a)
2,105,100	Jardine Matheson Holdings Limited	87,210,493	134,521,601
6,683,413	Hiscox Limited	70,399,121	73,822,077
		157,609,614	208,343,678
Canada 5.73%
5,828,526	Canadian Natural Resources Limited	167,105,513	168,980,009
8,790,814	Cenovus Energy, Inc.	233,832,613	166,058,476
4,331,099	Potash Corporation of Saskatchewan, Inc.	166,886,332	158,258,357
5,924,954	Goldcorp, Inc.	175,235,189	142,376,645
3,533,546	Agnico-Eagle Mines Limited	123,390,960	119,128,914
9,511,350	Kinross Gold Corporation (b)	46,612,744	32,243,477
1,100,050	EnCana Corporation	14,298,776	13,464,612
5,820,676	Penn West Petroleum Limited	76,357,828	8,672,807
		1,003,719,955	809,183,297
Chile 0.48%
3,697,832	Cia Cervecerias Unidas SA, ADR	79,791,668	67,818,239

Denmark 0.40% (a)
1,927,059	ISS AS (b)	65,007,600	56,935,613

France 12.16%
5,769,130	Bouygues SA (a)	207,369,832	205,583,156
3,021,792	Danone SA (a)	208,894,521	202,794,854
5,420,246	Carrefour SA (a)	175,713,229	169,847,933
1,732,226	Sanofi (a)	141,847,046	159,607,085
3,005,768	Total SA (a)	145,648,008	154,287,761
3,413,820	Compagnie de Saint-Gobain (a)	147,929,988	145,431,048

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 74.32% — (continued)

France 12.16% — (continued)
2,324,457	Numericable-SFR (b)	$77,416,208	$121,350,568
1,079,911	Sodexo (a)	29,578,070	107,142,739
4,226,924	Vivendi SA (a)	116,854,943	99,955,727
508,911	Wendel SA (a)	11,226,254	57,033,193
558,938	Laurent-Perrier (a)(c)	19,851,603	44,182,862
235,837	Robertet SA (c)	20,591,063	43,705,301
51,500	Robertet SA CI (d)(e)(f)	2,151,628	6,680,784
801,693	Neopost SA	41,407,216	41,671,990
648,834	Legrand SA (a)	22,223,920	34,780,861
442,830	Société Foncière Financière et de Participations (b)	29,139,582	29,348,329
1,439,871	Rexel SA (a)	25,575,375	26,902,137
896,416	Legris Industries SA (b)(c)(d)(e)(g)	23,119,325	17,068,204
1,018,552	Société Télévision Francaise 1 (a)	12,047,873	16,033,902
146,562	BioMerieux	11,367,766	16,003,379
364,373	Gaumont SA	21,698,753	15,234,431
100,000	Sabeton SA (a)	1,463,142	1,650,050
11,593,581	FINEL (b)(c)(d)(e)(h)	9,166,547	13
		1,502,281,892	1,716,296,307
Germany 3.55% (a)
3,090,411	HeidelbergCement AG	169,125,547	227,266,166
5,014,391	Deutsche Wohnen AG	49,690,888	130,255,718
715,453	Daimler AG	30,368,244	64,794,845
2,985,955	Hamburger Hafen und Logistik AG	87,574,308	61,346,520
296,503	Fraport AG	8,930,449	18,117,106
		345,689,436	501,780,355
Greece 0.41% (a)
6,106,069	Jumbo SA	27,598,067	58,017,750

Hong Kong 2.25%
27,079,164	Hopewell Holdings Limited (a)	74,109,574	101,482,243
7,806,340	Guoco Group Limited (a)	57,283,838	92,090,564
20,179,916	Great Eagle Holdings Limited (a)	68,709,319	67,197,829
11,366,000	Hysan Development Company Limited (a)	53,340,779	55,080,207
1,353,233	Hopewell Highway Infrastructure Limited (a)	655,914	654,060
2,096,841	City e-Solutions Limited (b)(e)	62,481	367,853
		254,161,905	316,872,756
Ireland 0.93% (a)
5,148,559	CRH PLC	90,816,793	124,383,715
1,547,320	Beazley PLC	5,085,535	6,703,894
		95,902,328	131,087,609
Israel 0.38% (a)
7,510,515	Israel Chemicals Limited	75,169,596	53,969,444

Italy 0.68%
6,792,782	Italcementi S.p.A. (a)	100,757,497	46,766,116

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 74.32% — (continued)

Italy 0.68% — (continued)
1,385,400	Recordati S.p.A. (a)	$9,200,042	$22,896,090
1,197,736	Italmobiliare S.p.A. RSP	50,324,929	21,776,871
168,142	Italmobiliare S.p.A. (a)	19,250,153	4,338,336
		179,532,621	95,777,413
Japan 22.92%
4,256,300	KDDI Corporation (a)	138,369,614	300,447,555
7,118,930	Hoya Corporation (a)	151,068,607	275,876,882
1,537,040	Fanuc Corporation (a)	153,201,753	258,129,448
4,170,700	Secom Company Limited (a)	178,984,614	242,092,909
835,690	SMC Corporation (a)	104,004,250	224,104,422
14,133,700	Astellas Pharma, Inc. (a)	114,111,051	218,300,010
464,300	Keyence Corporation (a)	81,183,106	217,030,879
1,594,170	Shimano, Inc. (a)	20,253,135	210,738,822
7,316,700	Sompo Japan Nipponkoa Holdings, Inc. (a)	201,780,857	203,016,518
7,730,800	MS&AD Insurance Group Holdings (a)	179,151,117	187,968,189
5,710,850	Mitsubishi Estate Company Limited (a)	98,270,258	114,906,612
953,900	Hirose Electric Company Limited (a)	104,040,249	114,295,026
1,719,030	Nissin Foods Holdings Company Limited (a)	60,560,887	92,775,540
2,715,380	Daiichikosho Company Limited (a)	33,513,866	78,636,385
4,320,430	Kansai Paint Company Limited (a)	32,212,210	75,513,726
2,175,460	Nomura Research Institute Limited (a)	41,173,606	73,865,254
2,023,800	Chofu Seisakusho Company Limited (a)(c)	33,120,144	50,841,332
3,206,911	T. Hasegawa Company Limited (a)(c)	43,073,853	46,322,299
6,095,200	Japan Wool Textile Company Limited (a)(c)	45,629,408	40,641,701
508,106	SK Kaken Company Limited	9,470,131	39,374,645
1,299,640	As One Corporation (a)(c)	26,525,156	34,771,459
488,980	Shin-Etsu Chemical Company Limited (a)	22,769,653	32,377,411
1,742,124	Nagaileben Company Limited (a)	16,719,913	28,805,465
2,068,330	Maezawa Kasei Industries Company Limited (a)(c)	31,939,631	22,803,768
303,100	Nitori Holdings Company Limited (a)	12,841,312	17,137,120
199,150	Kobayashi Pharmaceutical Company Limited (a)	9,171,366	13,319,061
196,100	FamilyMart Company Limited (a)	7,697,047	8,493,830
232,900	Mandom Corporation (a)	2,305,640	7,863,866
236,400	Nitto Kohki Company Limited (a)	2,608,454	4,401,601
		1,955,750,888	3,234,851,735
Mexico 2.85%
8,647,093	Grupo Televisa S.A.B., ADR (b)	175,108,083	281,981,703
5,543,609	Fresnillo PLC (a)	96,608,773	74,880,245
2,246,692	Industrias Peñoles S.A.B. de C.V.	1,833,689	44,783,955
		273,550,545	401,645,903
Netherlands 1.12%
560,446	HAL Trust	20,803,015	85,496,013
10,996,781	TNT Express NV (a)	100,478,800	71,922,549
		121,281,815	157,418,562

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 74.32% — (continued)

Norway 0.59% (a)
11,393,841	Orkla ASA	$83,103,593	$83,970,768

Russia 0.24% (a)
8,297,382	Gazprom OAO, ADR	55,920,439	33,306,421

Singapore 2.23%
25,512,113	Haw Par Corporation Limited (c)	76,875,317	162,373,812
55,094,015	ComfortDelGro Corporation Limited (a)	50,300,585	116,827,128
16,373,450	Singapore Airport Terminal Services Limited (a)	18,528,182	35,787,087
		145,704,084	314,988,027
South Africa 0.98%
12,311,178	Gold Fields Limited, ADR	110,560,691	72,635,950
5,312,877	AngloGold Ashanti Limited, ADR (b)	85,033,348	65,773,417
		195,594,039	138,409,367
South Korea 2.57% (a)
2,131,010	KT&G Corporation	125,359,815	155,559,441
1,614,486	Kia Motors Corporation	87,524,871	67,472,709
35,325	Lotte Confectionery Company Limited (b)	12,445,892	60,199,158
186,884	Nong Shim Company Limited	43,886,371	39,471,708
872,463	Fursys, Inc. (c)	10,110,166	24,510,687
22,950	Namyang Dairy Products Company Limited (b)	4,912,653	15,148,896
		284,239,768	362,362,599
Sweden 1.24% (a)
3,013,030	Investor AB, Class ‘A’	59,333,861	108,362,213
1,846,088	Investor AB, Class ‘B’	40,783,748	67,176,690
		100,117,609	175,538,903
Switzerland 3.03% (a)
2,810,500	Nestlé SA	92,700,397	214,640,585
2,413,791	Pargesa Holding SA	129,478,661	174,404,575
134,216	Rieter Holding AG	16,465,078	19,466,733
137,452	Kuehne & Nagel International AG	1,733,811	18,920,854
		240,377,947	427,432,747
Taiwan 0.29% (a)
15,535,694	Taiwan Secom Company Limited	23,860,868	40,388,659

Thailand 1.02% (a)
14,930,059	Bangkok Bank PCL, NVDR	51,798,333	86,793,779
107,574,685	Thai Beverage PCL	17,893,710	57,322,087
		69,692,043	144,115,866
Turkey 0.22% (a)
3,744,290	Yazicilar Holding AS	25,779,871	31,437,835

United Kingdom 4.51%
3,194,828	Berkeley Group Holdings PLC (a)	38,894,900	116,453,916
4,574,853	GlaxoSmithKline PLC (a)	88,721,598	100,732,410

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 74.32% — (continued)

United Kingdom 4.51% — (continued)
250,568	Liberty Global PLC, Series ‘A’ (b)	$10,723,921	$11,706,537
2,134,502	Liberty Global PLC, Series ‘C’ (b)	87,688,614	97,311,946
1,636,409	British American Tobacco PLC (a)	87,166,550	92,319,691
1,647,580	Willis Group Holdings PLC	66,048,482	71,340,214
2,124,932	Diageo PLC (a)	58,702,963	62,899,305
18,505,054	WM Morrison Supermarkets PLC (a)	80,089,165	49,928,906
2,055,388	Anglo American PLC (a)	51,610,549	34,332,411
		569,646,742	637,025,336
Total International Common Stocks		8,354,044,611	10,490,449,192

U.S. Common Stock — 0.07%
Materials 0.07%
405,000	Newmont Mining Corporation	6,339,157	10,185,750
Total Common Stock		8,360,383,768	10,500,634,942

International Preferred Stocks — 0.50%

Germany 0.45% (a)
767,870	Hornbach Holding AG	19,487,633	64,494,761

South Korea 0.05%
27,183	Namyang Dairy Products Company Limited (b)	387,444	6,910,090
Total International Preferred Stocks		19,875,077	71,404,851

Investment Company — 0.00%
33,432	State Street Institutional U.S. Government Money Market Fund, Institutional Class	33,432	33,432

Right — 0.00%
55,324	Pfleiderer Atlantik Raco RI Rights (b)(d)(e)	16,617	0

OUNCES

Commodity — 5.38%
591,181	Gold bullion (b)	448,772,610	759,413,976

PRINCIPAL

Term Loans — 0.03%
Germany 0.03%
92 EUR	Atlantik Commitment Fee Facility due 02/01/20 (b)(d)(e)	0	0
568,033 EUR	Atlantik Duration Fee Facility due 02/01/20 (b)(d)(e)	0	0
28,263 EUR	Atlantik FX Repayment Facility due 02/01/20 (b)(d)(e)	0	0
1,880,723 EUR	Atlantik Senior Debt 79.5M 6.00% due 02/01/20 (d)(e)(i)	2,553,647	2,125,217
371,719 EUR	Atlantik Senior Debt Term Facility 1A 6.00% due 02/01/20 (d)(e)(i)	504,720	420,042
364,387 EUR	Atlantik Senior Debt Term Facility 2A 6.00% due 02/01/20 (d)(e)(i)	494,765	411,757
346,348 EUR	Atlantik Senior Debt Term Facility 3A 6.00% due 02/01/20 (d)(e)(i)	470,272	391,373

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

Germany 0.03% — (continued)
219,842 EUR	Atlantik Senior Debt Term Facility 4A 6.00% due 02/01/20 (d)(e)(i)	$298,502	$248,421
1,952,268 EUR	Atlantik Standstill Accrued Interest Facility due 02/01/20 (b)(d)(e)	0	0
4,000,000 EUR	Atlantik Subordinated Debt 79.5M 15.00% due 02/01/20 (d)(e)(i)	5,431,204	231,424
790,586 EUR	Atlantik Subordinated Debt Term Facility 1A 15.00% due 02/01/20 (d)(e)(i)	1,073,458	45,740
774,993 EUR	Atlantik Subordinated Debt Term Facility 2A 15.00% due 02/01/20 (d)(e)(i)	1,052,286	44,838
744,000 EUR	Atlantik Subordinated Debt Term Facility 3A 15.00% due 02/01/20 (d)(e)(i)	1,003,825	43,045
472,000 EUR	Atlantik Subordinated Debt Term Facility 4A 15.00% due 02/01/20 (d)(e)(i)	637,170	27,308
Total Term Loans		13,519,849	3,989,165

Bonds—2.25%

U.S. Bonds — 0.33%

Government Obligations 0.33%
$27,112,000	Federal Home Loan Bank 0.086% due 02/04/15	27,111,808	27,111,973
19,806,000	Federal Home Loan Bank 0.108% due 03/06/15	19,804,076	19,805,703
Total Government Obligations		46,915,884	46,917,676

International Bonds — 1.92%

International Convertible Bond — 0.13%

Mauritius 0.13%
18,400,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (e)(j)(k)	17,372,767	17,848,000

International Corporate Bonds — 0.75%

France 0.19%
10,000,000 EUR	Emin Leydier SA FRN 8.272% due 07/31/16 (d)(e)(l)	14,240,891	11,299,997
11,504,021 EUR	FINEL 9.50% due 06/30/17 (d)(e)(g)(i)	14,365,843	12,535,456
1,950,000 EUR	Wendel SA 4.875% due 09/21/15	2,358,563	2,267,176
		30,965,297	26,102,629
South Africa 0.56%
73,500,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	73,747,434	79,389,555
Total International Corporate Bonds		104,712,731	105,492,184

International Government Bonds — 1.04%

Mexico 0.34%
375,550,000 MXN	Mexican Bonos 4.75% due 06/14/18	26,810,897	25,464,643

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 1.92% — (continued)

International Government Bonds 1.04% — (continued)

330,074,000 MXN	Mexican Bonos 5.00% due 12/11/19	$24,196,038	$22,383,529
		51,006,935	47,848,172
Singapore 0.70%
88,530,000 SGD	Singapore Government Bond 0.50% due 04/01/18	66,784,495	64,488,425
45,219,000 SGD	Singapore Government Bond 2.375% due 04/01/17	37,756,164	34,542,997
		104,540,659	99,031,422
Total International Government Bonds		155,547,594	146,879,594
Total International Bonds		277,633,092	270,219,778
Total Bonds		324,548,976	317,137,454

Commercial Paper — 16.53%

International Commercial Paper — 5.26%

Canada 0.46%
7,703,000 USD	Suncor Energy, Inc. 0.28% due 02/10/15	7,702,461	7,702,458
9,903,000 USD	Suncor Energy, Inc. 0.31% due 03/09/15	9,899,930	9,900,272
5,370,000 USD	Suncor Energy, Inc. 0.42% due 04/07/15	5,366,025	5,367,052
10,291,000 USD	Suncor Energy, Inc. 0.46% due 03/12/15	10,285,983	10,287,894
9,844,000 USD	Total Capital Limited 0.10% due 02/26/15	9,843,316	9,843,137
21,847,000 USD	Total Capital Limited 0.10% due 03/04/15	21,845,119	21,844,516

France 0.62%
6,136,000 USD	Essilor International 0.12% due 02/18/15	6,135,652	6,135,556
8,580,000 USD	Essilor International 0.12% due 02/20/15	8,579,457	8,579,299
4,593,000 USD	Essilor International 0.16% due 04/06/15	4,591,694	4,591,366
7,059,000 USD	Essilor International 0.17% due 04/02/15	7,057,000	7,056,678
8,232,000 USD	GDF Suez SA 0.16% due 02/09/15	8,231,707	8,231,703
8,808,000 USD	GDF Suez SA 0.17% due 04/02/15	8,805,504	8,805,103
10,849,000 USD	GDF Suez SA 0.18% due 03/05/15	10,847,264	10,847,412
14,017,000 USD	GDF Suez SA 0.18% due 04/01/15	14,012,865	14,012,464
9,543,000 USD	GDF Suez SA 0.18% due 04/07/15	9,539,898	9,539,537

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 5.26% — (continued)

France 0.62% — (continued)
9,397,000 USD	Sanofi 0.11% due 03/31/15	$9,395,335	$9,395,748

Germany 0.75%
26,420,000 USD	BASF AG 0.12% due 03/25/15	26,415,421	26,412,788
9,186,000 USD	BASF AG 0.12% due 03/27/15	9,184,346	9,183,356
28,034,000 USD	BASF AG 0.14% due 03/24/15	28,028,440	28,026,529
9,186,000 USD	Siemens Company 0.10% due 03/25/15	9,184,673	9,183,906
9,186,000 USD	Siemens Company 0.10% due 03/26/15	9,184,648	9,183,853
24,107,000 USD	Siemens Company 0.13% due 03/20/15	24,102,908	24,102,241

Italy 0.24%
33,404,000 USD	Eni S.p.A. 0.30% due 02/02/15	33,403,722	33,403,442

Japan 0.53%
22,270,000 USD	Hitachi Limited 0.33% due 02/02/15	22,269,796	22,269,572
27,125,000 USD	Honda Corporation 0.12% due 02/19/15	27,123,372	27,123,343
17,104,000 USD	Honda Corporation 0.12% due 02/23/15	17,102,746	17,102,712
7,827,000 USD	Honda Corporation 0.14% due 04/06/15	7,825,052	7,824,791

Switzerland 1.07%
14,119,000 USD	Nestlé SA 0.11% due 04/06/15	14,116,239	14,116,826
13,556,000 USD	Roche Holdings, Inc. 0.06% due 02/06/15	13,555,887	13,555,737
15,057,000 USD	Roche Holdings, Inc. 0.06% due 02/11/15	15,056,749	15,056,498
7,189,000 USD	Roche Holdings, Inc. 0.07% due 02/10/15	7,188,874	7,188,780
9,127,000 USD	Roche Holdings, Inc. 0.07% due 02/17/15	9,126,716	9,126,521
12,217,000 USD	Roche Holdings, Inc. 0.09% due 02/17/15	12,216,511	12,216,359
12,217,000 USD	Roche Holdings, Inc. 0.09% due 02/18/15	12,216,481	12,216,310
12,217,000 USD	Roche Holdings, Inc. 0.09% due 03/03/15	12,216,084	12,215,665
9,844,000 USD	Roche Holdings, Inc. 0.09% due 03/19/15	9,842,868	9,842,110

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 5.26% — (continued)

Switzerland 1.07% — (continued)
14,565,000 USD	Roche Holdings, Inc. 0.09% due 03/23/15	$14,563,179	$14,561,865
4,847,000 USD	Roche Holdings, Inc. 0.09% due 04/22/15	4,846,031	4,845,068
5,293,000 USD	Roche Holdings, Inc. 0.10% due 03/05/15	5,292,530	5,292,375
5,880,000 USD	Roche Holdings, Inc. 0.10% due 04/08/15	5,878,922	5,878,167
15,804,000 USD	Roche Holdings, Inc. 0.10% due 04/15/15	15,800,795	15,798,402

United Kingdom 1.59%
15,005,000 USD	AstraZeneca PLC 0.09% due 02/12/15	15,004,587	15,004,458
15,322,000 USD	AstraZeneca PLC 0.09% due 02/19/15	15,321,311	15,321,081
18,988,000 USD	AstraZeneca PLC 0.09% due 02/20/15	18,987,098	18,986,781
12,541,000 USD	AstraZeneca PLC 0.09% due 02/24/15	12,540,279	12,540,007
13,556,000 USD	AstraZeneca PLC 0.09% due 03/05/15	13,554,916	13,554,399
9,844,000 USD	AstraZeneca PLC 0.10% due 03/02/15	9,843,207	9,842,974
22,586,000 USD	AstraZeneca PLC 0.10% due 03/12/15	22,583,553	22,582,528
18,794,000 USD	AstraZeneca PLC 0.10% due 03/24/15	18,791,338	18,789,822
14,017,000 USD	AstraZeneca PLC 0.11% due 04/07/15	14,014,216	14,012,695
12,643,000 USD	AstraZeneca PLC 0.11% due 04/20/15	12,639,987	12,638,140
7,875,000 USD	Centrica PLC 0.44% due 02/10/15	7,874,153	7,874,446
10,390,000 USD	Centrica PLC 0.44% due 02/10/15	10,388,883	10,389,270
13,435,000 USD	Centrica PLC 0.46% due 02/25/15	13,430,969	13,432,613
12,659,000 USD	Centrica PLC 0.46% due 02/26/15	12,655,044	12,656,656
12,659,000 USD	Centrica PLC 0.46% due 02/27/15	12,654,886	12,656,558
6,687,000 USD	Centrica PLC 0.51% due 02/13/15	6,685,885	6,686,402
1,503,000 USD	Centrica PLC 0.51% due 04/15/15	1,501,476	1,502,061
6,273,000 USD	Reckitt Benckiser 0.11% due 02/06/15	6,272,904	6,272,829
Total International Commercial Paper		742,626,892	742,611,131

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 11.27%
$10,586,000	3M Company 0.09% due 03/09/15	$10,585,047	$10,584,536
14,651,000	3M Company 0.09% due 03/10/15	14,649,645	14,648,905
31,608,000	3M Company 0.10% due 03/05/15	31,605,190	31,604,267
16,516,000	3M Company 0.10% due 03/23/15	16,513,706	16,512,446
19,279,000	Abbott Laboratories 0.09% due 02/03/15	19,278,904	19,278,892
4,902,000	Abbott Laboratories 0.10% due 02/02/15	4,901,986	4,901,979
9,225,000	Abbott Laboratories 0.10% due 02/12/15	9,224,718	9,224,833
10,510,000	Abbott Laboratories 0.11% due 03/02/15	10,509,069	10,509,448
13,864,000	Abbott Laboratories 0.12% due 03/04/15	13,862,567	13,863,212
4,920,000	Abbott Laboratories 0.12% due 03/10/15	4,919,393	4,919,648
8,081,000	Abbott Laboratories 0.13% due 04/01/15	8,079,278	8,079,891
18,494,000	Abbott Laboratories 0.13% due 04/07/15	18,489,659	18,491,074
12,592,000	Abbott Laboratories 0.13% due 04/10/15	12,588,908	12,589,869
13,497,000	Abbott Laboratories 0.13% due 04/17/15	13,493,345	13,494,373
7,008,000	Anthem, Inc. 0.36% due 03/03/15	7,005,956	7,006,424
6,225,000	Apache Corporation 0.66% due 02/05/15	6,224,550	6,224,762
7,485,000	Apple, Inc. 0.07% due 03/04/15	7,484,549	7,484,149
7,380,000	Apple, Inc. 0.09% due 03/09/15	7,379,336	7,378,979
7,858,000	Apple, Inc. 0.09% due 03/13/15	7,857,214	7,856,753
11,070,000	Apple, Inc. 0.10% due 03/24/15	11,068,432	11,067,539
15,879,000	Apple, Inc. 0.10% due 04/06/15	15,876,177	15,874,225
19,951,000	Apple, Inc. 0.10% due 04/08/15	19,947,342	19,944,781
10,740,000	Apple, Inc. 0.10% due 04/15/15	10,737,822	10,736,196
5,532,000	Campbell Soup Company 0.39% due 02/10/15	5,531,474	5,531,696
18,491,000	Caterpillar Financial Services Company 0.10% due 02/05/15	18,490,795	18,490,662
11,892,000	Chevron Corporation 0.09% due 02/03/15	11,891,941	11,891,855
9,844,000	Chevron Corporation 0.10% due 03/02/15	9,843,207	9,842,974
19,808,000	Chevron Corporation 0.10% due 03/09/15	19,806,019	19,805,261
7,341,000	Chevron Corporation 0.10% due 03/10/15	7,340,246	7,339,950
7,341,000	Chevron Corporation 0.10% due 03/11/15	7,340,225	7,339,915
9,111,000	Chevron Corporation 0.11% due 04/02/15	9,109,330	9,108,630
5,530,000	Chevron Corporation 0.12% due 03/17/15	5,529,189	5,529,008
5,530,000	Chevron Corporation 0.12% due 03/18/15	5,529,170	5,528,977
4,655,000	Coca-Cola Company 0.09% due 02/12/15	4,654,872	4,654,865
6,386,000	Coca-Cola Company 0.10% due 02/09/15	6,385,858	6,385,858
7,947,000	Coca-Cola Company 0.10% due 02/13/15	7,946,735	7,946,753
11,439,000	Coca-Cola Company 0.11% due 02/17/15	11,438,441	11,438,542
16,610,000	Coca-Cola Company 0.11% due 02/18/15	16,609,137	16,609,299
2,940,000	Coca-Cola Company 0.11% due 04/09/15	2,939,398	2,939,346
11,070,000	Coca-Cola Company 0.11% due 04/13/15	11,067,598	11,067,329
10,740,000	Coca-Cola Company 0.12% due 04/21/15	10,737,172	10,737,004
2,401,000	Coca-Cola Company 0.13% due 03/12/15	2,400,662	2,400,735
12,300,000	Coca-Cola Company 0.14% due 03/13/15	12,298,087	12,298,594
2,401,000	Coca-Cola Company 0.14% due 03/17/15	2,400,589	2,400,690
4,070,000	Coca-Cola Company 0.14% due 03/18/15	4,069,288	4,069,463
6,137,000	Coca-Cola Company 0.15% due 03/26/15	6,135,645	6,135,997

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 11.27% — (continued)
$4,681,000	Colgate-Palmolive Company 0.07% due 02/20/15	$4,680,827	$4,680,863
5,751,000	Colgate-Palmolive Company 0.09% due 03/02/15	5,750,583	5,750,698
8,731,000	ConocoPhillips 0.16% due 03/16/15	8,729,331	8,729,909
5,530,000	Devon Energy Corporation 0.32% due 02/02/15	5,529,951	5,529,894
14,017,000	Devon Energy Corporation 0.41% due 03/03/15	14,012,328	14,013,848
9,186,000	Devon Energy Corporation 0.41% due 03/06/15	9,182,632	9,183,704
5,532,000	Dominion Resources, Inc. 0.37% due 02/18/15	5,531,060	5,531,308
10,952,000	Duke Energy Corporation 0.39% due 02/02/15	10,951,884	10,951,827
12,831,000	Duke Energy Corporation 0.39% due 02/11/15	12,829,645	12,830,188
11,010,000	Duke Energy Corporation 0.44% due 03/06/15	11,005,660	11,007,463
5,349,000	Duke Energy Corporation 0.46% due 03/18/15	5,345,991	5,347,242
3,973,000	Duke Energy Corporation 0.46% due 02/17/15	3,972,205	3,972,593
13,098,000	Eli Lilly & Company 0.14% due 03/16/15	13,095,810	13,095,708
13,098,000	Eli Lilly & Company 0.18% due 03/27/15	13,094,464	13,094,842
8,731,000	Eli Lilly & Company 0.18% due 03/30/15	8,728,512	8,728,725
3,938,000	Emerson Electric Company 0.10% due 03/04/15	3,937,661	3,937,668
5,530,000	Emerson Electric Company 0.13% due 03/23/15	5,529,002	5,529,161
5,532,000	Exxon Mobil Corporation 0.08% due 02/06/15	5,531,939	5,531,893
26,467,000	Exxon Mobil Corporation 0.08% due 02/11/15	26,466,412	26,466,119
12,659,000	Exxon Mobil Corporation 0.08% due 02/17/15	12,658,550	12,658,335
7,341,000	Exxon Mobil Corporation 0.10% due 03/02/15	7,340,409	7,340,235
7,341,000	Exxon Mobil Corporation 0.10% due 03/03/15	7,340,388	7,340,198
14,660,000	Exxon Mobil Corporation 0.10% due 03/05/15	14,658,697	14,658,269
26,420,000	Exxon Mobil Corporation 0.13% due 04/01/15	26,414,371	26,412,793
17,226,000	Exxon Mobil Corporation 0.13% due 04/02/15	17,222,268	17,221,223
7,516,000	Exxon Mobil Corporation 0.14% due 03/02/15	7,515,152	7,515,217
11,740,000	Exxon Mobil Corporation 0.14% due 03/18/15	11,737,945	11,737,808
21,481,000	Exxon Mobil Corporation 0.14% due 04/10/15	21,475,319	21,474,025
14,017,000	Google, Inc. 0.07% due 02/05/15	14,016,891	14,016,884
12,773,000	Google, Inc. 0.08% due 03/10/15	12,771,950	12,772,087
16,516,000	Google, Inc. 0.09% due 03/12/15	16,514,390	16,514,740
16,605,000	Google, Inc. 0.10% due 04/16/15	16,601,587	16,601,810
9,127,000	John Deere Bank 0.11% due 02/06/15	9,126,861	9,126,805
7,662,000	John Deere Bank 0.12% due 03/09/15	7,661,081	7,660,989
6,578,000	Kimberly Clark Corporation 0.10% due 02/17/15	6,577,708	6,577,556
4,293,000	Kimberly Clark Corporation 0.11% due 03/06/15	4,292,567	4,292,345
11,246,000	Kroger Company 0.30% due 02/02/15	11,245,906	11,245,784
8,355,000	McDonald’s Corporation 0.08% due 02/09/15	8,354,851	8,354,814
12,300,000	Merck & Company, Inc. 0.10% due 02/11/15	12,299,658	12,299,795
12,300,000	Merck & Company, Inc. 0.10% due 02/13/15	12,299,590	12,299,761
7,826,000	Merck & Company, Inc. 0.13% due 02/10/15	7,825,746	7,825,880
5,880,000	Merck & Company, Inc. 0.13% due 02/18/15	5,879,639	5,879,845
5,880,000	Merck & Company, Inc. 0.13% due 02/19/15	5,879,618	5,879,837
6,117,000	MetLife 0.12% due 02/04/15	6,116,939	6,116,906
12,300,000	MetLife 0.12% due 03/03/15	12,298,770	12,298,470
10,890,000	Microsoft Corporation 0.07% due 02/02/15	10,889,979	10,889,954
10,890,000	Microsoft Corporation 0.07% due 02/03/15	10,889,958	10,889,939

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 11.27% — (continued)
$10,890,000	Microsoft Corporation 0.07% due 02/04/15	$10,889,936	$10,889,925
5,911,000	Microsoft Corporation 0.08% due 02/05/15	5,910,947	5,910,951
16,354,000	Microsoft Corporation 0.08% due 03/04/15	16,352,873	16,353,071
12,659,000	Microsoft Corporation 0.09% due 02/05/15	12,658,873	12,658,895
33,680,000	Microsoft Corporation 0.09% due 02/09/15	33,679,326	33,679,532
11,439,000	Microsoft Corporation 0.09% due 02/10/15	11,438,743	11,438,825
19,553,000	Microsoft Corporation 0.10% due 02/04/15	19,552,837	19,552,865
10,586,000	Microsoft Corporation 0.10% due 04/01/15	10,584,265	10,584,548
11,010,000	Microsoft Corporation 0.10% due 04/08/15	11,007,981	11,008,232
15,057,000	National Grid USA 0.36% due 02/05/15	15,056,414	15,056,423
15,057,000	National Grid USA 0.36% due 02/12/15	15,055,390	15,055,749
10,740,000	National Grid USA 0.39% due 04/22/15	10,730,931	10,732,539
5,113,000	National Grid USA 0.41% due 02/12/15	5,112,375	5,112,575
15,057,000	PepsiCo, Inc. 0.10% due 02/03/15	15,056,916	15,056,866
7,826,000	PepsiCo, Inc. 0.10% due 03/10/15	7,825,196	7,825,186
18,567,000	PepsiCo, Inc. 0.10% due 03/13/15	18,564,937	18,564,878
5,195,000	PepsiCo, Inc. 0.10% due 03/17/15	5,194,365	5,194,329
9,909,000	PepsiCo, Inc. 0.11% due 03/11/15	9,907,849	9,907,932
6,261,000	Pfizer, Inc. 0.10% due 04/09/15	6,259,835	6,259,968
11,640,000	Pfizer, Inc. 0.11% due 04/09/15	11,637,617	11,638,082
3,726,000	Philip Morris International, Inc. 0.10% due 02/20/15	3,725,803	3,725,696
10,586,000	Philip Morris International, Inc. 0.10% due 03/05/15	10,585,059	10,584,450
32,705,000	Philip Morris International, Inc. 0.13% due 03/17/15	32,699,804	32,697,854
14,119,000	Philip Morris International, Inc. 0.14% due 03/02/15	14,117,408	14,117,165
18,794,000	Philip Morris International, Inc. 0.14% due 03/11/15	18,791,223	18,790,596
5,113,000	Precision Castparts Corporation 0.11% due 02/17/15	5,112,750	5,112,655
6,108,000	Precision Castparts Corporation 0.11% due 02/18/15	6,107,683	6,107,558
5,284,000	Precision Castparts Corporation 0.11% due 04/07/15	5,282,951	5,282,082
2,940,000	Precision Castparts Corporation 0.11% due 04/08/15	2,939,407	2,938,917
4,593,000	Precision Castparts Corporation 0.12% due 04/06/15	4,592,020	4,591,366
5,370,000	Precision Castparts Corporation 0.12% due 04/14/15	5,368,711	5,367,803
20,453,000	Procter & Gamble Company 0.08% due 02/13/15	20,452,455	20,452,603
5,234,000	Procter & Gamble Company 0.09% due 02/20/15	5,233,751	5,233,847
12,217,000	Procter & Gamble Company 0.11% due 03/09/15	12,215,656	12,216,162
12,217,000	Procter & Gamble Company 0.11% due 03/12/15	12,215,544	12,216,068
19,681,000	Procter & Gamble Company 0.11% due 03/16/15	19,678,414	19,679,278
18,794,000	Procter & Gamble Company 0.12% due 03/23/15	18,790,868	18,791,965
9,693,000	Rockwell Automation, Inc. 0.18% due 03/11/15	9,691,158	9,690,490
11,070,000	Schlumberger Investments SA 0.18% due 04/16/15	11,065,904	11,065,303
4,012,000	Sherwin-Williams Company 0.28% due 03/19/15	4,010,565	4,010,695
17,227,000	United Parcel Service, Inc. 0.04% due 02/02/15	17,226,981	17,226,885
11,070,000	United Parcel Service, Inc. 0.11% due 04/13/15	11,067,598	11,067,329
10,740,000	United Parcel Service, Inc. 0.12% due 04/21/15	10,737,172	10,737,004
2,315,000	Walt Disney Company 0.06% due 03/05/15	2,314,875	2,314,797
12,328,000	Walt Disney Company 0.07% due 02/06/15	12,327,880	12,327,808
17,509,000	Walt Disney Company 0.07% due 02/12/15	17,508,625	17,508,494
12,674,000	Walt Disney Company 0.07% due 02/13/15	12,673,704	12,673,606

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 11.27% — (continued)
$29,129,000	Walt Disney Company 0.11% due 03/20/15	$29,124,817	$29,124,916
14,332,000	Walt Disney Company 0.11% due 03/25/15	14,329,723	14,329,721
14,540,000	Xerox Corporation 0.41% due 03/09/15	14,534,184	14,533,232
Total U.S. Commercial Paper		1,590,590,855	1,590,584,257
Total Commercial Paper		2,333,217,747	2,333,195,388
Total Investments — 99.08%		$11,500,368,076	13,985,809,208
Other Assets in Excess of Liabilities — 0.92%			129,688,769
Net Assets — 100.00%			$14,115,497,977

(a)	Securities with a total market value equal to $8,431,956,502 have been fair valued based on fair value adjustment factors at January 31, 2015.
(b)	Non-income producing security/commodity.
(c)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $51,573,619 or 0.37% of net assets.
(e)	Security is deemed illiquid. At January 31, 2015, the value of these securities amounted to $69,789,472 or 0.49% of net assets.
(f)	Represents non-voting class of shares.
(g)	Represents securities that are subject to legal or contractual restrictions on resale. At January 31, 2015, the value of these securities amounted to $29,603,660 or 0.21% of net assets.
(h)	Held through Financiere Bleue, LLC, wholly owned holding company and disregarded entity for U.S. tax purposes.
(i)	Payment-in-kind security.
(j)	This security is convertible until September 27, 2017.
(k)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(l)	Floating rate security. Rate shown is the rate in effect at January 31, 2015.

At January 31, 2015, cost is substantially identical for both book and federal income tax purposes Net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,280,760,232
Gross unrealized depreciation	(795,319,100)
Net unrealized appreciation	$2,485,441,132

Abbreviations used in this schedule include:

ADR	—	American Depositary Receipt
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Savings Shares

Currencies

EUR	—	Euro
MXN	—	Mexican Peso
SGD	—	Singapore Dollar
USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
FINEL 9.50% due 06/30/17	06/22/05	$14,365,843	$1.09
Legris Industries SA	04/30/04	23,119,325	19.04

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2015	UNREALIZED APPRECIATION AT JANUARY 31, 2015	UNREALIZED DEPRECIATION AT JANUARY 31, 2015
02/12/15	9,687,000	British Pound	$16,139,075	$14,589,698	$1,549,377	$—
03/18/15	2,118,000	British Pound	3,379,756	3,189,214	190,542	—
04/15/15	8,205,000	British Pound	12,875,450	12,352,401	523,049	—
05/20/15	10,816,000	British Pound	16,960,570	16,279,244	681,326	—
02/12/15	168,338,000	Euro	225,407,949	190,237,035	35,170,914	—
03/18/15	145,121,000	Euro	188,214,681	164,048,461	24,166,220	—
04/15/15	78,073,000	Euro	99,107,428	88,278,503	10,828,925	—
05/20/15	44,657,000	Euro	55,483,146	50,514,939	4,968,207	—
02/12/15	9,214,161,000	Japanese Yen	90,090,255	78,472,526	11,617,729	—
03/18/15	22,278,232,000	Japanese Yen	209,018,455	189,809,783	19,208,672	—
04/15/15	14,082,404,000	Japanese Yen	131,417,197	120,024,669	11,392,528	—
			$1,048,093,962	$927,796,473	$120,297,489	$—

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JANUARY 31, 2015	UNREALIZED APPRECIATION AT JANUARY 31, 2015	UNREALIZED DEPRECIATION AT JANUARY 31, 2015
02/12/15	2,663,000	British Pound	$4,132,569	$4,010,774	$—	$(121,795)
02/12/15	1,124,532,000	Japanese Yen	9,412,121	9,577,092	164,971	—
03/18/15	8,164,435,000	Japanese Yen	71,403,015	69,560,709	—	(1,842,306)
02/12/15	168,338,000	Euro	199,595,207	190,237,036	—	(9,358,171)
03/18/15	33,519,000	Euro	38,687,630	37,890,728	—	(796,902)
			$323,230,542	$311,276,339	$164,971	$(12,119,174)

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2014	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31,2015	MARKET VALUE JANUARY 31,2015	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
As One Corporation	1,299,640	—	—	1,299,640	$34,771,459	$—	$274
Chofu Seisakusho Company Limited	2,023,800	—	—	2,023,800	50,841,332	—	241,939
FINEL	11,593,581	—	—	11,593,581	13	—	—
Fursys, Inc.	872,463	—	—	872,463	24,510,687	—	—
Haw Par Corporation Limited	25,512,113	—	—	25,512,113	162,373,812	—	—
Japan Wool Textile Company Limited	6,095,200	—	—	6,095,200	40,641,701	—	465,974
Laurent-Perrier	558,938	—	—	558,938	44,182,862	—	—
Legris Industries SA	896,416	—	—	896,416	17,068,204	—	—
Maezawa Kasei Industries Company Limited	2,068,330	—	—	2,068,330	22,803,768	—	156
Robertet SA	235,837	—	—	235,837	43,705,301	—	—
T. Hasegawa Company Limited	3,206,911	—	—	3,206,911	46,322,299	—	289
Total					$487,221,438	$—	$708,632

* Represents an unaffiliated issuer as of January 31, 2015.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS

International Common Stocks
Consumer Discretionary	9.61%
Consumer Staples	10.20
Energy	4.03
Financials	12.06
Health Care	5.26
Industrials	13.91
Information Technology	5.12
Materials	11.29
Telecommunication Services	2.84
Total International Common Stocks	74.32
U.S. Common Stock
Materials	0.07
Total U.S. Common Stock	0.07
International Preferred Stocks
Consumer Discretionary	0.45
Consumer Staples	0.05
Total International Preferred Stocks	0.50
Investment Company	0.00	*
Right	0.00	*
Commodity	5.38
Term Loans	0.03
U.S. Bonds
Government Issues	0.33
Total U.S. Bonds	0.33
International Convertible Bond
Consumer Staples	0.13
Total International Convertible Bond	0.13
International Corporate Bonds
Financials	0.11
Materials	0.64
Total International Corporate Bonds	0.75
International Government Bonds
Government Issues	1.04
Total International Government Bonds	1.04
Commercial Paper
International Commercial Paper	5.26
U.S. Commercial Paper	11.27
Total Commercial Paper	16.53
Total Investments	99.08%

* Less than 0.01%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

FIRST EAGLE

U.S. Value Fund

Consolidated Schedule of Investments • Period Ended January 31, 2015 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 75.20%

U.S. Common Stocks — 67.63%

Consumer Discretionary 7.48%
1,967,132	Comcast Corporation, Class ‘A’	$38,059,758	$104,061,283
790,034	Omnicom Group, Inc.	25,724,873	57,514,475
374,011	McDonald’s Corporation	36,900,898	34,573,577
489,138	H&R Block, Inc.	8,259,025	16,767,651
110,654	Bed Bath & Beyond, Inc. (a)	6,760,738	8,273,600
72,165	Ross Stores, Inc. (b)	4,658,059	6,618,252
495	St. John Knits International, Inc. (a)(c)	15,345	2,722
		120,378,696	227,811,560

Consumer Staples 1.59%
396,024	Colgate-Palmolive Company	15,232,688	26,739,541
235,901	Wal-Mart Stores, Inc.	11,087,014	20,046,867
77,388	Limoneira Company	1,488,691	1,609,670
		27,808,393	48,396,078

Energy 5.60%
1,110,064	National Oilwell Varco, Inc.	78,294,873	60,420,783
745,666	ConocoPhillips	32,965,299	46,962,045
675,280	Devon Energy Corporation	37,936,810	40,699,126
1,033,843	San Juan Basin Royalty Trust	20,806,015	14,422,110
114,653	SEACOR Holdings, Inc. (a)	7,325,757	8,249,283
		177,328,754	170,753,347

Financials 18.00%
2,380,687	Bank of New York Mellon Corporation	56,858,996	85,704,732
305	Berkshire Hathaway, Inc., Class ‘A’ (a)	28,875,333	65,838,825
117,066	Alleghany Corporation (a)	34,293,700	51,753,708
561,369	American Express Company	15,654,257	45,296,865
1,239,070	BB&T Corporation	30,832,769	43,726,780
1,206,038	Weyerhaeuser Company, REIT	18,797,826	43,236,462
987,039	U.S. Bancorp	24,193,098	41,366,804
740,651	Cincinnati Financial Corporation	18,686,440	37,410,282
780,354	Plum Creek Timber Company, Inc., REIT	27,922,104	34,741,360
613,629	WR Berkley Corporation	16,784,004	30,061,685
84,477	Visa, Inc., Class ‘A’	6,092,810	21,534,032
252,026	Mastercard, Inc., Class ‘A’	5,790,386	20,673,693
339,397	American International Group, Inc.	17,785,143	16,586,331
296,256	Brown & Brown, Inc.	9,015,490	9,139,498
40,290	First American Financial Corporation	935,052	1,370,666
		312,517,408	548,441,723

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

Health Care 1.42%
233,939	Anthem, Inc.	9,733,175	31,572,407
116,811	Johnson & Johnson	6,787,415	11,697,454
		16,520,590	43,269,861

Industrials 11.43%
491,827	3M Company	34,946,266	79,823,522
799,184	Cintas Corporation	21,010,167	62,895,781
349,227	Northrop Grumman Corporation	19,881,574	54,811,178
244,826	Lockheed Martin Corporation	17,279,339	46,117,873
345,952	Alliant Techsystems, Inc.	18,086,896	45,081,005
292,695	Deere & Company	24,304,617	24,934,687
883,462	NOW, Inc. (a)	26,005,357	22,042,377
234,384	Flowserve Corporation	13,136,354	12,771,584
		174,650,570	348,478,007

Information Technology 18.56%
2,848,600	Oracle Corporation	84,318,056	119,327,854
2,742,890	Microsoft Corporation	70,849,511	110,812,756
2,414,031	Intel Corporation (b)	46,100,384	79,759,584
1,189,368	Teradata Corporation (a)	50,817,091	52,998,238
1,006,560	Linear Technology Corporation	25,870,008	45,234,807
1,191,749	Comtech Telecommunications Corporation (d)	39,015,758	39,375,387
1,006,721	Rofin-Sinar Technologies, Inc. (a)	21,452,416	27,100,929
600,538	Xilinx, Inc.	24,414,860	23,165,753
245,259	Automatic Data Processing, Inc.	7,717,011	20,241,225
25,526	Google, Inc., Class ‘A’ (a)	6,486,951	13,721,501
25,526	Google, Inc., Class ‘C’ (a)	6,503,943	13,644,158
340,868	Altera Corporation	11,688,956	11,223,079
205,499	CommVault Systems, Inc. (a)	9,860,704	8,955,647
		405,095,649	565,560,918

Materials 3.09%
529,751	Scotts Miracle-Gro Company, Class ‘A’	22,767,001	33,602,106
317,726	Vulcan Materials Company	12,351,583	22,402,860
200,444	Martin Marietta Materials, Inc.	16,857,497	21,595,837
121,990	Royal Gold, Inc.	7,901,549	8,839,395
116,400	Deltic Timber Corporation	5,718,194	7,275,000
17,800	Newmont Mining Corporation	310,852	447,670
		65,906,676	94,162,868

Utilities 0.46%
206,273	IDACorp, Inc.	6,422,914	14,007,999

Total U.S. Common Stocks		1,306,629,650	2,060,882,361

International Common Stocks — 7.57%

Australia 0.92%
2,652,613	Newcrest Mining Limited (a)	61,341,378	28,002,193

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

Canada 4.93%
1,450,750	Canadian Natural Resources Limited	41,684,927	42,059,990
1,143,141	Potash Corporation of Saskatchewan, Inc.	44,113,611	41,770,372
1,242,155	Goldcorp, Inc.	37,521,003	29,848,985
701,527	Agnico-Eagle Mines Limited	31,972,747	23,651,072
840,922	Barrick Gold Corporation	15,383,136	10,746,983
1,338,243	Penn West Petroleum Limited	16,814,906	1,993,982
		187,490,330	150,071,384

Mexico 0.54%
1,225,181	Fresnillo PLC	26,986,918	16,589,866

South Africa 0.40%
2,054,350	Gold Fields Limited, ADR	25,582,311	12,120,665

United Kingdom 0.78%
549,959	Willis Group Holdings PLC	15,120,837	23,813,225
Total International Common Stocks		316,521,774	230,597,333
Total Common Stocks		1,623,151,424	2,291,479,694

Investment Company — 0.00%
11,510	State Street Institutional U.S. Government Money Market Fund, Institutional Class	11,510	11,510

Warrant — 0.44%
United States 0.44%
888,023	JPMorgan Chase & Company Warrant expire 10/28/18 (a)	10,637,399	13,480,189

OUNCES	DESCRIPTION	COST	VALUE
Commodity — 5.57%
132,121	Gold bullion (a)	157,908,533	169,719,112

PRINCIPAL

Bonds — 0.38%

U.S. Corporate Bonds — 0.23%
$600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (c)	525,965	600,642
6,542,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (e)	6,551,652	6,378,450
Total U.S. Corporate Bonds		7,077,617	6,979,092

Government Obligation — 0.15%
4,409,000	Federal Home Loan Bank 0.086% due 02/04/15	4,408,969	4,408,996
Total Bonds		11,486,586	11,388,088

U.S. Treasury Bills — 4.59%
30,000,000	U.S. Treasury Bill 0.02% due 02/05/15	29,999,934	30,000,030
40,000,000	U.S. Treasury Bill 0.02% due 04/09/15	39,998,511	40,000,000
40,000,000	U.S. Treasury Bill 0.02% due 04/23/15	39,998,200	39,999,760
30,000,000	U.S. Treasury Bill 0.03% due 04/16/15	29,998,458	29,999,850
Total U.S. Treasury Bills		139,995,103	139,999,640

Commercial Paper — 14.09%

International Commercial Paper — 3.17%

Canada 0.29%
3,813,000 USD	Suncor Energy, Inc. 0.28% due 02/10/15	3,812,733	3,812,732

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

1,035,000 USD	Suncor Energy, Inc. 0.42% due 04/07/15	1,034,234	1,034,432
2,237,000 USD	Total Capital Limited 0.10% due 02/26/15	2,236,844	2,236,804
1,907,000 USD	Total Capital Limited 0.10% due 03/04/15	1,906,836	1,906,783

France 0.51%
766,000 USD	Essilor International 0.16% due 04/06/15	765,782	765,727
1,876,000 USD	Essilor International 0.17% due 04/02/15	1,875,468	1,875,383
3,703,000 USD	GDF Suez SA 0.16% due 02/13/15	3,702,803	3,702,813
3,256,000 USD	GDF Suez SA 0.17% due 04/02/15	3,255,078	3,254,929
2,729,000 USD	GDF Suez SA 0.18% due 03/05/15	2,728,563	2,728,600
3,243,000 USD	GDF Suez SA 0.18% due 04/01/15	3,242,043	3,241,951

Germany 0.42%
1,697,000 USD	BASF AG 0.12% due 03/25/15	1,696,706	1,696,537
1,531,000 USD	BASF AG 0.12% due 03/27/15	1,530,724	1,530,559
6,487,000 USD	BASF AG 0.14% due 03/24/15	6,485,713	6,485,271
1,531,000 USD	Siemens Company 0.10% due 03/25/15	1,530,779	1,530,651
1,531,000 USD	Siemens Company 0.10% due 03/26/15	1,530,775	1,530,642

Italy 0.24%
7,385,000 USD	Eni S.p.A. 0.30% due 02/02/15	7,384,939	7,384,877

Japan 0.51%
4,924,000 USD	Hitachi Limited 0.33% due 02/02/15	4,923,955	4,923,906
1,979,000 USD	Honda Corporation 0.12% due 02/19/15	1,978,881	1,978,879
3,360,000 USD	Honda Corporation 0.12% due 02/23/15	3,359,754	3,359,747
5,185,000 USD	Honda Corporation 0.14% due 04/06/15	5,183,709	5,183,536

Switzerland 0.59%
3,752,000 USD	Nestlé SA 0.11% due 04/06/15	3,751,266	3,751,422
2,205,000 USD	Roche Holdings, Inc. 0.06% due 02/06/15	2,204,982	2,204,957
1,320,000 USD	Roche Holdings, Inc. 0.07% due 02/17/15	1,319,959	1,319,931

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

2,400,000 USD	Roche Holdings, Inc. 0.09% due 02/17/15	2,399,904	2,399,874
2,400,000 USD	Roche Holdings, Inc. 0.09% due 02/18/15	2,399,898	2,399,864
2,400,000 USD	Roche Holdings, Inc. 0.09% due 03/03/15	2,399,820	2,399,738
2,237,000 USD	Roche Holdings, Inc. 0.09% due 03/19/15	2,236,743	2,236,571
1,272,000 USD	Roche Holdings, Inc. 0.09% due 03/23/15	1,271,841	1,271,726

United Kingdom 0.61%
7,427,000 USD	AstraZeneca PLC 0.09% due 02/12/15	7,426,796	7,426,732
2,205,000 USD	AstraZeneca PLC 0.09% due 03/05/15	2,204,824	2,204,740
2,237,000 USD	AstraZeneca PLC 0.10% due 03/02/15	2,236,820	2,236,767
3,243,000 USD	AstraZeneca PLC 0.11% due 04/07/15	3,242,356	3,242,004
1,790,000 USD	Centrica PLC 0.44% due 02/10/15	1,789,807	1,789,874
1,566,000 USD	Centrica PLC 0.51% due 04/15/15	1,564,412	1,565,021
Total International Commercial Paper		96,615,747	96,613,980

U.S. Commercial Paper — 10.92%
$6,104,000	3M Company 0.10% due 03/23/15	6,103,152	6,102,686
1,188,000	Abbott Laboratories 0.13% due 04/07/15	1,187,721	1,187,812
6,917,000	Abbott Laboratories 0.13% due 04/10/15	6,915,301	6,915,830
1,622,000	Anthem, Inc. 0.36% due 03/03/15	1,621,527	1,621,635
6,867,000	Apache Corporation 0.66% due 02/05/15	6,866,504	6,866,737
8,668,000	Apple, Inc. 0.09% due 03/13/15	8,667,133	8,666,624
6,265,000	Apple, Inc. 0.09% due 03/18/15	6,264,295	6,263,830
7,374,000	Apple, Inc. 0.10% due 04/08/15	7,372,648	7,371,702
2,069,000	Apple, Inc. 0.10% due 04/15/15	2,068,580	2,068,267
19,962,000	Apple, Inc. 0.11% due 05/07/15	19,956,205	19,951,835
2,237,000	Chevron Corporation 0.10% due 03/02/15	2,236,820	2,236,767
1,729,000	Chevron Corporation 0.10% due 03/09/15	1,728,827	1,728,761
1,846,000	Chevron Corporation 0.10% due 03/10/15	1,845,810	1,845,736
1,846,000	Chevron Corporation 0.10% due 03/11/15	1,845,805	1,845,727
2,108,000	Chevron Corporation 0.11% due 04/02/15	2,107,614	2,107,452
1,867,000	Chevron Corporation 0.12% due 03/17/15	1,866,726	1,866,665
1,867,000	Chevron Corporation 0.12% due 03/18/15	1,866,720	1,866,655
673,000	Coca-Cola Company 0.09% due 02/12/15	672,981	672,981
2,070,000	Coca-Cola Company 0.12% due 04/21/15	2,069,455	2,069,423
6,994,000	Coca-Cola Company 0.13% due 03/12/15	6,993,015	6,993,227
6,994,000	Coca-Cola Company 0.14% due 03/17/15	6,992,803	6,993,097
1,374,000	Coca-Cola Company 0.14% due 03/18/15	1,373,760	1,373,819
1,543,000	Coca-Cola Company 0.15% due 03/26/15	1,542,659	1,542,748
9,631,000	ConocoPhillips 0.16% due 03/16/15	9,629,159	9,629,796
1,867,000	Devon Energy Corporation 0.32% due 02/02/15	1,866,983	1,866,964

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

3,243,000	Devon Energy Corporation 0.41% due 03/03/15	3,241,919	3,242,271
1,531,000	Devon Energy Corporation 0.41% due 03/06/15	1,530,439	1,530,617
1,584,000	Duke Energy Corporation 0.39% due 02/02/15	1,583,983	1,583,975
2,923,000	Duke Energy Corporation 0.39% due 02/11/15	2,922,692	2,922,815
4,070,000	Duke Energy Corporation 0.44% due 03/06/15	4,068,396	4,069,062
6,265,000	Eli Lilly & Company 0.13% due 03/02/15	6,264,344	6,264,347
14,446,000	Eli Lilly & Company 0.14% due 03/16/15	14,443,584	14,443,472
14,446,000	Eli Lilly & Company 0.18% due 03/27/15	14,442,100	14,442,517
9,631,000	Eli Lilly & Company 0.18% due 03/30/15	9,628,255	9,628,490
895,000	Emerson Electric Company 0.10% due 03/04/15	894,923	894,925
1,867,000	Emerson Electric Company 0.13% due 03/23/15	1,866,663	1,866,717
1,846,000	Exxon Mobil Corporation 0.10% due 03/02/15	1,845,851	1,845,808
1,846,000	Exxon Mobil Corporation 0.10% due 03/03/15	1,845,846	1,845,798
2,880,000	Exxon Mobil Corporation 0.10% due 03/05/15	2,879,744	2,879,660
1,697,000	Exxon Mobil Corporation 0.13% due 04/01/15	1,696,638	1,696,537
1,106,000	Exxon Mobil Corporation 0.13% due 04/02/15	1,105,760	1,105,693
7,829,000	Exxon Mobil Corporation 0.14% due 03/02/15	7,828,117	7,828,184
7,777,000	Exxon Mobil Corporation 0.14% due 03/18/15	7,775,639	7,775,548
4,138,000	Exxon Mobil Corporation 0.14% due 04/10/15	4,136,906	4,136,656
3,243,000	Google, Inc. 0.07% due 02/05/15	3,242,975	3,242,973
3,212,000	Google, Inc. 0.08% due 03/10/15	3,211,736	3,211,770
6,104,000	Google, Inc. 0.09% due 03/12/15	6,103,405	6,103,534
1,320,000	John Deere Bank 0.11% due 02/06/15	1,319,980	1,319,972
492,000	John Deere Bank 0.12% due 03/09/15	491,941	491,935
2,486,000	Kroger Company 0.30% due 02/02/15	2,485,979	2,485,952
5,185,000	Merck & Company, Inc. 0.13% due 02/10/15	5,184,831	5,184,921
534,000	MetLife 0.12% due 02/04/15	533,995	533,992
3,533,000	MetLife 0.12% due 02/19/15	3,532,788	3,532,745
12,575,000	Microsoft Corporation 0.09% due 02/09/15	12,574,748	12,574,825
12,346,000	Microsoft Corporation 0.09% due 03/04/15	12,345,043	12,345,299
4,070,000	Microsoft Corporation 0.10% due 04/08/15	4,069,254	4,069,346
2,069,000	National Grid USA 0.39% due 04/22/15	2,067,253	2,067,563
5,185,000	PepsiCo, Inc. 0.10% due 03/10/15	5,184,467	5,184,461
7,254,000	PepsiCo, Inc. 0.10% due 03/13/15	7,253,194	7,253,171
3,663,000	PepsiCo, Inc. 0.11% due 03/11/15	3,662,575	3,662,605
4,148,000	Pfizer, Inc. 0.10% due 04/09/15	4,147,228	4,147,316
3,816,000	Pfizer, Inc. 0.11% due 04/09/15	3,815,219	3,815,371
2,468,000	Philip Morris International, Inc. 0.10% due 02/20/15	2,467,870	2,467,798
2,544,000	Philip Morris International, Inc. 0.13% due 03/17/15	2,543,596	2,543,444
3,752,000	Philip Morris International, Inc. 0.14% due 03/02/15	3,751,577	3,751,512
3,759,000	Precision Castparts Corporation 0.11% due 02/02/15	3,758,989	3,758,959
1,200,000	Precision Castparts Corporation 0.11% due 02/18/15	1,199,938	1,199,913
339,000	Precision Castparts Corporation 0.11% due 04/07/15	338,933	338,877
766,000	Precision Castparts Corporation 0.12% due 04/06/15	765,837	765,728
1,035,000	Precision Castparts Corporation 0.12% due 04/14/15	1,034,752	1,034,577
2,400,000	Procter & Gamble Company 0.11% due 03/09/15	2,399,736	2,399,835
2,400,000	Procter & Gamble Company 0.11% due 03/12/15	2,399,714	2,399,817
10,470,000	United Parcel Service, Inc. 0.04% due 02/02/15	10,469,988	10,469,930
2,069,000	United Parcel Service, Inc. 0.12% due 04/21/15	2,068,455	2,068,423
615,000	Walt Disney Company 0.06% due 03/05/15	614,967	614,946

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

6,006,000	Walt Disney Company 0.07% due 02/12/15	6,005,872	6,005,827
6,274,000	Walt Disney Company 0.07% due 02/13/15	6,273,854	6,273,805
2,543,000	Walt Disney Company 0.11% due 03/20/15	2,542,635	2,542,644
1,251,000	Walt Disney Company 0.11% due 03/25/15	1,250,801	1,250,801
Total U.S. Commercial Paper		332,778,127	332,774,455
Total Commercial Paper		429,393,874	429,388,435
Total Investment Portfolio Excluding Options Written — 100.27%		$2,372,584,429	3,055,466,668

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (0.00)%
1,400	Intel Corporation	$40.00	February 2015	$(1,400)
360	Ross Stores, Inc.	97.50	February 2015	(10,800)
Total Covered Call Options Written (Premiums Received: $90,951)				(12,200)
Total Investments — 100.27% (Cost: $2,372,493,478)				3,055,454,468
Liabilities in Excess of Other Assets — (0.27)%				(8,236,550)
Net Assets — 100.00%				$3,047,217,918

(a)              Non-income producing security/commodity.

(b)              At January 31, 2015, all or a portion of this security was segregated to cover collateral requirement for options.

(c)               Security is deemed illiquid. At January 31, 2015, the value of these securities amounted to $603,364 or 0.02% of net assets.

(d)              An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(e)               All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

At January 31, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$812,882,960
Gross unrealized depreciation	(129,921,970)
Net unrealized appreciation	$682,960,990

Abbreviations used in this schedule include:

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency
USD	—	United States Dollar

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2014	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31,2015	MARKET VALUE JANUARY 31,2015	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Comtech Telecommunications Corporation	1,191,749	—	—	1,191,749	$39,375,387	$—	$357,525
Rofin-Sinar Technologies, Inc.*	1,667,965	—	661,244	1,006,721	27,100,929	3,100,296	—
Total					$66,476,316	$3,100,296	$357,525

* Represents an unaffiliated issuer as of January 31, 2015.

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	7.48%
Consumer Staples	1.59
Energy	5.60
Financials	18.00
Health Care	1.42
Industrials	11.43
Information Technology	18.56
Materials	3.09
Utilities	0.46
Total U.S. Common Stocks	67.63
International Common Stocks
Energy	1.45
Financials	0.78
Materials	5.34
Total International Common Stocks	7.57
Investment Company	0.00	*
Warrant	0.44
Commodities	5.57
U.S. Corporate Bonds
Consumer Discretionary	0.02
Energy	0.21
Total U.S. Corporate Bonds	0.23
Government Obligation	0.15
U.S. Treasury Bills	4.59
Commercial Paper
International Commercial Paper	3.17
U.S. Commercial Paper	10.92
Total Commercial Paper	14.09
Covered Call Options Written	(0.00	)*
Total Investments	100.27%

* Less than 0.01%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

FIRST EAGLE

Gold Fund

Consolidated Schedule of Investments • Period Ended January 31, 2015 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 71.15%

International Common Stocks — 58.07%

Africa 5.65%
773,428	Randgold Resources Limited, ADR	$12,823,899	$65,942,471

Australia 4.89%
5,338,004	Newcrest Mining Limited (a)	135,672,052	56,350,405
6,800,000	St. Augustine Gold and Copper Limited (a)(b)	6,754,606	775,950
		142,426,658	57,126,355

Canada 32.02%
2,981,527	Goldcorp, Inc.	91,588,794	71,646,093
2,071,710	Agnico-Eagle Mines Limited	74,435,052	69,845,012
968,033	Franco-Nevada Corporation	16,689,933	55,863,587
3,139,764	Barrick Gold Corporation	83,670,621	40,126,184
6,443,257	Eldorado Gold Corporation	64,771,164	30,930,879
8,763,452	Kinross Gold Corporation (a)	87,424,520	29,708,102
6,359,731	New Gold, Inc. (a)	15,482,255	27,877,313
1,666,060	Detour Gold Corporation (a)(c)	26,941,361	17,044,763
634,594	Osisko Gold Royalties Limited	9,260,898	8,534,832
2,991,219	IAMGOLD Corporation (a)	11,101,092	8,003,576
415,900	Virginia Mines, Inc. (a)	4,817,485	5,132,063
1,071,100	Primero Mining Corporation (a)	6,046,087	4,298,898
1,300,000	Dundee Precious Metals, Inc. (a)(c)	1,969,513	3,662,548
168,000	MAG Silver Corporation (a)	1,237,712	1,245,424
		495,436,487	373,919,274

Mexico 7.49%
4,563,583	Fresnillo PLC	21,380,685	61,794,324
1,289,602	Industrias Peñoles S.A.B. de C.V.	2,490,226	25,706,006
		23,870,911	87,500,330

South Africa 8.02%
9,368,320	Gold Fields Limited, ADR	66,399,680	55,273,088
3,100,849	AngloGold Ashanti Limited, ADR (a)	86,438,026	38,388,511
		152,837,706	93,661,599
Total International Common Stocks		827,395,661	678,150,029

U.S. Common Stocks — 13.08%

Materials 13.08%
920,991	Royal Gold, Inc.	18,434,118	66,735,008
2,001,277	Newmont Mining Corporation	72,227,236	50,332,116
2,609,390	Tahoe Resources, Inc. (b)	35,373,418	35,607,793

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 13.08% — (continued)

Total U.S. Common Stocks		$126,034,772	$152,674,917
Total Common Stocks		953,430,433	830,824,946

Investment Company — 0.01%

76,906	State Street Institutional U.S. Government Money Market Fund, Institutional Class	76,906	76,906

OUNCES

Commodities — 20.39%
161,219	Gold bullion (a)	108,947,680	207,096,472
1,799,725	Silver bullion (a)	35,595,409	31,072,257
Total Commodities		144,543,089	238,168,729

PRINCIPAL

International Convertible Bond — 2.41%
Canada 2.41%
30,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (d)(e)(f)	30,000,000	28,106,250

Commercial Paper — 4.89%

International Commercial Paper — 4.07%

Italy 2.44%
28,515,000 USD	Eni S.p.A. 0.30% due 02/02/15	28,514,762	28,514,524

Japan 1.63%
19,010,000 USD	Hitachi Limited 0.33% due 02/02/15	19,009,826	19,009,635
Total International Commercial Paper		47,524,588	47,524,159

U.S. Commercial Paper — 0.82%
$9,600,000	Kroger Company 0.30% due 02/02/15	9,599,920	9,599,816
Total Commercial Paper		57,124,508	57,123,975
Total Investments — 98.85%		$1,185,174,936	1,154,300,806
Other Assets in Excess of Liabilities — 1.15%			13,459,439
Net Assets — 100.00%			$1,167,760,245

(a)              Non-income producing security/commodity.

(b)              Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(c)               All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)              Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $28,106,250 or 2.41% of net assets.

(e)               Security is deemed illiquid. At January 31, 2015, the value of these securities amounted to $28,106,250 or 2.41% of net assets.

(f)                This security is convertible until November 30, 2017.

At January 31, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$317,016,085
Gross unrealized depreciation	(347,890,215)
Net unrealized depreciation	$(30,874,130)

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

Abbreviations used in this schedule include:
ADR	—	American Depositary Receipt
PLC	—	Public Limited Company

Currency
USD	—	United States Dollar

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS
International Common Stocks
Materials	58.07%
Total International Common Stocks	58.07
U.S. Common Stocks
Materials	13.08
Total U.S. Common Stocks	13.08
Investment Company	0.01
Commodities	20.39
International Convertible Bond
Materials	2.41
Total International Convertible Bond	2.41
Commercial Paper
International Commercial Paper	4.07
U.S. Commercial Paper	0.82
Total Commercial Paper	4.89
Total Investments	98.85%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2015

FIRST EAGLE

Global Income Builder Fund

Schedule of Investments • Period Ended January 31, 2015 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 49.85%

U.S. Common Stocks — 12.32%

Consumer Discretionary 1.06%
108,248	McDonald’s Corporation	$10,287,903	$10,006,445
100,083	H&R Block, Inc.	2,262,066	3,430,845
		12,549,969	13,437,290
Consumer Staples 0.69%
57,957	Wal-Mart Stores, Inc.	4,382,312	4,925,186
55,190	Colgate-Palmolive Company	3,193,019	3,726,429
		7,575,331	8,651,615
Energy 1.70%
185,742	ConocoPhillips	11,959,902	11,698,031
356,080	San Juan Basin Royalty Trust	6,002,453	4,967,316
87,144	National Oilwell Varco, Inc.	6,495,788	4,743,248
		24,458,143	21,408,595
Financials 2.58%
383,143	Plum Creek Timber Company, Inc., REIT	16,521,451	17,057,526
216,982	Weyerhaeuser Company, REIT	6,201,265	7,778,805
141,299	BB&T Corporation	5,038,849	4,986,442
54,038	Cincinnati Financial Corporation	2,380,622	2,729,459
		30,142,187	32,552,232
Industrials 1.87%
78,985	Deere & Company	6,476,128	6,728,732
34,551	Lockheed Martin Corporation	4,597,021	6,508,372
34,389	Northrop Grumman Corporation	3,986,692	5,397,354
31,030	3M Company	3,657,515	5,036,169
		18,717,356	23,670,627
Information Technology 4.42%
436,562	Microsoft Corporation	14,874,211	17,637,105
410,673	Comtech Telecommunications Corporation	13,924,189	13,568,636
280,315	Intel Corporation (a)	7,069,263	9,261,608
205,352	Xilinx, Inc.	8,581,584	7,921,453
95,943	Linear Technology Corporation	3,539,239	4,311,678
37,881	Automatic Data Processing, Inc.	2,180,639	3,126,319
		50,169,125	55,826,799
Total U.S. Common Stocks		143,612,111	155,547,158

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 37.53%

Australia 0.17% (b)
199,905	Newcrest Mining Limited (c)	$3,410,518	$2,158,466

Austria 1.11%
122,238	Mayr Melnhof Karton AG	13,945,072	12,627,744
53,165	OMV AG (b)	2,003,070	1,321,727
		15,948,142	13,949,471
Belgium 0.66% (b)
100,327	Groupe Bruxelles Lambert SA	8,638,231	8,317,403

Bermuda 1.74% (b)
238,400	Jardine Matheson Holdings Limited	13,439,590	15,234,407
610,721	Hiscox Limited	6,659,518	6,745,759
		20,099,108	21,980,166
Brazil 0.22%
2,738,056	Brasil Brokers Participacoes SA	3,994,781	2,755,148

Canada 4.17%
362,637	Agnico-Eagle Mines Limited	11,031,106	12,225,835
478,005	Goldcorp, Inc.	12,478,029	11,486,460
509,236	Cenovus Energy, Inc.	14,339,026	9,619,468
930,882	TransAlta Renewables, Inc.	9,801,949	9,332,995
240,302	Potash Corporation of Saskatchewan, Inc.	8,495,874	8,780,635
802,054	Penn West Petroleum Limited	7,396,382	1,195,061
		63,542,366	52,640,454
Chile 0.51%
331,374	Cia Cervecerias Unidas SA, ADR	7,076,319	6,077,399
200,388	Quinenco SA	413,623	411,163
		7,489,942	6,488,562
Denmark 0.52% (b)
223,520	ISS AS (c)	7,458,533	6,603,974

France 7.15%
508,987	Bouygues SA (b)	15,986,962	18,137,770
152,429	Sanofi (b)	14,870,336	14,044,789
534,117	Vivendi SA (b)	14,266,400	12,630,474
209,182	Total SA (b)	11,774,577	10,737,430
205,882	Compagnie de Saint-Gobain (b)	10,141,898	8,770,713
269,264	Carrefour SA (b)	8,593,170	8,437,612
115,658	Neopost SA	7,812,283	6,011,901
87,000	Danone SA (b)	5,989,108	5,838,639
129,609	Rexel SA (b)	2,302,150	2,421,577
43,918	Legrand SA (b)	2,160,460	2,354,232
10,307	Thermador Groupe	944,745	827,396
		94,842,089	90,212,533

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 37.53% — (continued)

Germany 0.98% (b)
197,473	Hamburger Hafen und Logistik AG	$4,717,771	$4,057,088
49,077	HeidelbergCement AG	3,224,022	3,609,080
31,212	Daimler AG	1,865,022	2,826,708
120,109	SMT Scharf AG	3,295,904	1,929,363
		13,102,719	12,422,239
Hong Kong 3.52% (b)
11,011,000	Mandarin Oriental International Limited	19,361,005	18,032,318
3,209,081	Hopewell Holdings Limited	11,098,095	12,026,395
1,428,000	Hysan Development Company Limited	6,653,595	6,920,160
1,673,324	Great Eagle Holdings Limited	5,880,628	5,572,062
2,266,121	Hopewell Highway Infrastructure Limited	1,094,704	1,095,287
67,700	Guoco Group Limited	589,955	798,650
		44,677,982	44,444,872
Ireland 1.29% (b)
567,319	CRH PLC	12,870,238	13,705,824
583,769	Beazley PLC	2,389,195	2,529,229
		15,259,433	16,235,053
Israel 0.18% (b)
318,065	Israel Chemicals Limited	3,160,135	2,285,568

Italy 0.53% (b)
246,668	Eni S.p.A	4,918,767	4,151,071
261,853	Italcementi S.p.A.	968,200	1,802,774
41,871	Recordati S.p.A.	355,865	691,989
		6,242,832	6,645,834
Japan 3.20% (b)
369,200	Hoya Corporation	9,832,698	14,307,452
632,400	Astellas Pharma, Inc.	6,795,462	9,767,642
125,700	KDDI Corporation	7,315,410	8,873,025
232,400	Sompo Japan Nipponkoa Holdings, Inc.	5,520,885	6,448,404
22,200	FamilyMart Company Limited	871,337	961,566
		30,335,792	40,358,089
Mexico 0.23% (b)
213,164	Fresnillo PLC	3,948,942	2,879,311

Netherlands 1.60%
346,853	Sligro Food Group NV	12,977,618	13,243,780
45,303	HAL Trust	5,857,371	6,910,971
		18,834,989	20,154,751
Norway 0.62% (b)
1,056,341	Orkla ASA	8,431,052	7,785,063

Romania 0.14%
200,000	Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR (d)(e)(f)	1,850,000	1,740,000

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 37.53% — (continued)

Russia 0.22% (b)
687,492	Gazprom OAO, ADR	$5,077,143	$2,759,653

Singapore 2.53%
13,328,500	Frasers Commercial Trust, REIT (b)	13,733,870	14,604,885
20,609,398	Asian Pay Television Trust	13,390,591	13,863,507
828,000	Singapore Airport Terminal Services Limited (b)	1,962,072	1,809,741
2,892,000	Overseas Education Limited (b)	2,149,480	1,700,478
		31,236,013	31,978,611
South Korea 0.55% (b)
94,298	KT&G Corporation	7,377,513	6,883,564

Sweden 0.60% (b)
210,953	Investor AB, Class ‘A’	6,088,519	7,586,826

Switzerland 1.74%
236,583	Nestlé SA (b)	16,621,312	18,068,071
12,214	APG SGA SA	3,645,125	3,950,728
		20,266,437	22,018,799
Thailand 0.07% (b)
1,762,000	Thai Beverage PCL	512,015	938,897

United Kingdom 3.28% (b)
745,999	GlaxoSmithKline PLC	18,262,768	16,425,943
195,635	British American Tobacco PLC	10,875,147	11,036,949
2,208,461	WM Morrison Supermarkets PLC	8,738,740	5,958,699
1,230,305	Mitie Group PLC	5,426,874	4,997,634
102,297	Diageo PLC	2,812,469	3,028,055
		46,115,998	41,447,280
Total International Common Stocks		487,941,224	473,670,587
Total Common Stocks		631,553,335	629,217,745

Closed-End Mutual Fund — 0.17%

Singapore 0.17%
30,818,200	Macquarie International Infrastructure Fund Limited	3,229,698	2,209,762

OUNCES

Commodity — 1.33%
13,042	Gold bullion (c)	16,990,468	16,753,742

PRINCIPAL

Bonds — 34.47%

U.S. Corporate Bonds — 22.89%
$16,100,000	ACCO Brands Corporation 6.75% due 04/30/20	16,632,023	17,227,000
5,660,000	Aleris International, Inc. 7.625% due 02/15/18	5,764,816	5,553,875
5,990,000	Aleris International, Inc. 7.875% due 11/01/20	6,044,843	5,840,250
4,924,000	American Achievement Corporation 10.875% due 04/15/16 (f)	4,727,829	4,683,955
1,881,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	1,932,646	2,015,021

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 22.89% — (continued)
$2,522,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	$2,563,041	$2,704,845
4,975,000	Basic Energy Services, Inc. 7.75% due 10/15/22	5,022,179	3,482,500
17,487,000	Bi-Lo LLC 9.25% due 02/15/19 (f)	17,672,857	17,137,260
3,009,000	Carrizo Oil & Gas, Inc. 7.50% due 09/15/20 (f)	3,137,738	2,948,820
9,501,000	Carrizo Oil & Gas, Inc. 8.625% due 10/15/18	9,855,752	9,562,757
6,400,000	CCO Holdings LLC 7.375% due 06/01/20	6,804,279	6,864,000
1,958,000	CCO Holdings LLC 8.125% due 04/30/20	2,054,038	2,065,690
6,624,000	CenturyLink, Inc. Series ‘W’ 6.75% due 12/01/23	6,727,875	7,418,880
3,010,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (f)	3,076,399	2,934,750
7,308,000	Cloud Peak Energy Resources 6.375% due 03/15/24	7,513,479	6,431,040
1,750,000	Cloud Peak Energy Resources 8.50% due 12/15/19	1,817,207	1,789,375
2,727,000	Crestwood Midstream Partners L.P. 6.00% due 12/15/20	2,708,347	2,672,460
5,634,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22	5,763,083	5,507,235
14,222,000	Drill Rigs Holdings, Inc. 6.50% due 10/01/17 (f)	14,311,977	11,270,935
7,847,000	EP Energy LLC 9.375% due 05/01/20	8,680,878	7,945,088
375,000	Everest Acquisition LLC 6.875% due 05/01/19	385,677	381,563
1,200,000	Everest Acquisition LLC 7.75% due 09/01/22	1,213,633	1,144,500
1,000,000	Frontier Communications Corporation 6.25% due 09/15/21	1,000,000	1,032,500
13,569,000	Frontier Communications Corporation 8.50% due 04/15/20	15,121,117	15,332,970
9,685,000	GameStop Corporation 5.50% due 10/01/19 (f)	9,692,912	9,902,912
8,668,000	GenCorp, Inc. 7.125% due 03/15/21	9,099,160	9,159,909
7,933,000	Harland Clarke Holdings Corporation 6.875% due 03/01/20 (f)	8,051,535	7,814,005
2,626,000	Huntington Ingalls Industries, Inc. 5.00% due 12/15/21 (f)	2,649,181	2,731,040
1,775,000	Huntington Ingalls Industries, Inc. 7.125% due 03/15/21	1,898,337	1,917,000
10,530,000	KLX, Inc. 5.875% due 12/01/22 (f)	10,474,032	10,424,700
9,096,000	Landry’s, Inc. 9.375% due 05/01/20 (f)	9,758,581	9,823,680
5,000,000	Outerwall, Inc. 5.875% due 06/15/21 (f)	5,000,000	4,675,000
6,475,000	Outerwall, Inc. 6.00% due 03/15/19	6,546,069	6,377,875
1,365,000	Parker Drilling Company 6.75% due 07/15/22	1,412,906	996,450
5,820,000	Parker Drilling Company 7.50% due 08/01/20	5,817,689	4,539,600
6,200,000	PHH Corporation 6.375% due 08/15/21	6,276,473	5,828,000
1,850,000	PHH Corporation 7.375% due 09/01/19	1,898,084	1,900,875
3,500,000	Post Holdings, Inc. 6.75% due 12/01/21 (f)	3,611,358	3,430,000
8,563,000	Post Holdings, Inc. 7.375% due 02/15/22	8,965,216	8,734,260
10,435,000	Rentech Nitrogen Partners L.P. 6.50% due 04/15/21 (e)(f)	10,504,708	9,182,800
4,926,000	Roundy’s Supermarkets, Inc. 10.25% due 12/15/20 (f)	4,928,724	4,334,880
1,500,000	Sprint Communications, Inc. 6.00% due 11/15/22	1,471,192	1,404,375
14,236,000	Sprint Corporation 7.25% due 09/15/21	14,556,769	14,285,826
8,948,000	Taylor Morrison Communities, Inc. 7.75% due 04/15/20 (f)	9,467,193	9,392,885
12,005,000	Toys R Us Property Company II 8.50% due 12/01/17	12,119,626	11,914,962
5,743,000	United Rentals North America, Inc. 7.375% due 05/15/20	6,184,932	6,209,619
Total U.S. Corporate Bonds		300,916,390	288,927,922

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 11.58%

International Corporate Bonds — 10.35%

Australia 1.51%
4,459,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (e)(f)	$4,276,582	$3,544,905
15,238,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (f)	15,736,425	15,523,712
		20,013,007	19,068,617
Bermuda 0.80%
891,000 USD	Aircastle Limited 4.625% due 12/15/18	891,000	913,275
4,859,000 USD	Aircastle Limited 6.25% due 12/01/19	5,184,375	5,259,868
2,525,000 USD	Aircastle Limited 7.625% due 04/15/20	2,696,054	2,853,250
1,000,000 USD	Aircastle Limited 6.75% due 04/15/17	1,065,537	1,070,000
		9,836,966	10,096,393
Canada 3.02%
6,553,000 USD	Lightstream Resources Limited 8.625% due 02/01/20 (f)	6,531,954	3,751,593
7,000,000 USD	New Gold, Inc. 6.25% due 11/15/22 (f)	6,929,519	6,947,500
500,000 USD	New Gold, Inc. 7.00% due 04/15/20 (f)	510,314	496,875
3,157,000 USD	Open Text Corporation 5.625% due 01/15/23 (e)(f)	3,157,000	3,251,710
4,000,000 USD	Precision Drilling Corporation 5.25% due 11/15/24 (f)	4,000,000	3,260,000
7,875,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	8,145,259	7,008,750
400,000 USD	Precision Drilling Corporation 6.625% due 11/15/20	400,638	363,500
12,722,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	13,503,980	13,087,757
		43,178,664	38,167,685
France 2.12%
9,846,000 USD	Numericable Group SA 6.00% due 05/15/22 (f)	9,895,112	10,083,781
694,000 USD	Numericable Group SA 6.25% due 05/15/24 (f)	694,000	719,157
11,200,000 USD	Rexel SA 5.25% due 06/15/20 (f)	11,357,694	11,438,000
4,294,000 USD	Rexel SA 6.125% due 12/15/19 (f)	4,385,313	4,508,700
		26,332,119	26,749,638

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 11.58% — (continued)

International Corporate Bonds 10.35% — (continued)

Israel 0.77%
9,226,056 USD	B Communications Limited 7.375% due 02/15/21 (f)	$9,658,003	$9,687,359

Luxembourg 0.01%
100,000 EUR	Altice SA 7.25% due 05/15/22 (f)	138,165	119,356

Netherlands 0.46%
250,000 USD	Schaeffler Holding Finance BV 6.25% due 11/15/19 (f)(g)	250,000	263,125
5,249,000 USD	Schaeffler Holding Finance BV 6.875% due 08/15/18 (f)(g)	5,419,573	5,511,450
		5,669,573	5,774,575
South Africa 0.36%
4,180,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	4,194,071	4,514,943

Sweden 0.86%
5,170,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (f)	5,346,794	5,131,225
3,950,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (f)	5,276,462	4,556,339
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (h)	1,315,831	1,153,504
		11,939,087	10,841,068
United Kingdom 0.44%
2,210,000 USD	Jaguar Land Rover PLC 5.625% due 02/01/23 (f)	2,196,876	2,378,513
2,940,000 USD	Jaguar Land Rover PLC 8.125% due 05/15/21 (f)	3,150,428	3,263,400
		5,347,304	5,641,913
Total International Corporate Bonds		136,306,959	130,661,547

International Government Bonds — 1.23%

Mexico 0.49%
91,900,000 MXN	Mexican Bonos 4.75% due 06/14/18	6,334,658	6,231,396

Singapore 0.74%
12,124,000 SGD	Singapore Government Bond 2.375% due 04/01/17	9,439,173	9,261,578
Total International Government Bonds		15,773,831	15,492,974
Total International Bonds		152,080,790	146,154,521
Total Bonds		452,997,180	435,082,443

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

Term Loans — 6.80%

Switzerland 0.00%
12,566 USD	Virtuoso US LLC 4.75% due 02/11/21	12,960	12,370

United States 6.80%
1,393,106 USD	Ameriforge Group, Inc., First Lien Term Loan 5.00% due 12/19/19	$1,388,646	$1,223,613
4,987,500 USD	Cactus Wellhead LLC 7.00% due 07/31/20 (e)	4,894,140	3,615,938
6,778,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/15/20 (e)	6,655,793	5,439,345
9,379,493 USD	Citgo Petroleum Corporation, Term Loan B 4.50% due 07/29/21	9,373,873	9,019,930
8,479,796 USD	Fortescue Metals Group, Term Loan B 3.75% due 06/30/19	8,477,258	7,459,211
11,997,892 USD	JC Penney Corporation, Inc. 6.00% due 05/21/18	11,938,635	11,909,768
5,631,000 USD	Jonah Energy LLC, Second Lien Term Loan 7.50% due 05/12/21 (e)	5,607,017	4,723,001
7,636,625 USD	Libbey Glass, Inc., Term Loan B 3.75% due 04/09/21	7,635,495	7,531,621
1,648,715 USD	OSG Bulk Ships, Inc., Exit Term Loan 5.25% due 08/05/19	1,633,538	1,634,289
5,419,418 USD	Osum Productions Corporation 6.50% due 07/28/20 (e)	5,343,438	4,471,019
2,026,140 USD	Red Lobster Management LLC, Term Loan B 6.25% due 07/28/21	2,011,935	2,015,381
16,420,054 USD	Roundy’s Supermarkets, Inc., Term Loan B 5.75% due 03/03/21	16,460,351	15,250,125
11,460,000 USD	Zebra Technologies Corporation, Term Loan B 4.75% due 10/27/21	11,420,952	11,542,856
		92,841,071	85,836,097
Total Term Loans		92,854,031	85,848,467

Commercial Paper — 5.83%

International Commercial Paper — 4.85%

Italy 2.91%
36,746,000 USD	Eni S.p.A. 0.30% due 02/02/15	36,745,694	36,745,386

Japan 1.94%
24,497,000 USD	Hitachi Limited 0.33% due 02/02/15	24,496,775	24,496,530
Total International Commercial Paper		61,242,469	61,241,916

U.S. Commercial Paper — 0.98%
$12,371,000	Kroger Company 0.30% due 02/02/15	12,370,897	12,370,762
Total Commercial Paper		73,613,366	73,612,678

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

Total Investment Portfolio Excluding Options Written — 98.45% (Cost: $1,271,238,078)	1,242,724,837

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Options Written — (0.00)%
710	Intel Corporation (Premium Received $23,296)	$40.00	February 2015	$(710)
Total Investments — 98.45%			$1,271,214,782	1,242,724,127
Other Assets in Excess of Liabilities — 1.55%				19,530,196
Net Assets — 100.00%				$1,262,254,323

(a)	At January 31, 2015, all or a portion of this security was segregated to cover collateral requirement for options.
(b)	Securities with a total market value equal to $352,610,396 have been fair valued based on fair value adjustment factors at January 31, 2015.
(c)	Non-income producing security/commodity.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $1,740,000 or 0.14% of net assets.
(e)	Security is deemed illiquid. At January 31, 2015, the value of these securities amounted to $35,968,718 or 2.85% of net assets.
(f)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(g)	Payment-in-kind security.
(h)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$47,777,446
Gross unrealized depreciation	(76,268,101)
Net unrealized depreciation	$(28,490,655)

Abbreviations used in this schedule include:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currencies

EUR	—	Euro
MXN	—	Mexican Peso
SGD	—	Singapore Dollar
USD	—	United States Dollar

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2015	UNREALIZED APPRECIATION AT JANUARY 31, 2015	UNREALIZED DEPRECIATION AT JANUARY 31, 2015
02/12/15	475,000	British Pound	$785,856	$715,402	$70,454	$—
03/18/15	654,000	British Pound	1,059,151	984,772	74,379	—
04/15/15	816,000	British Pound	1,290,055	1,228,465	61,590	—
05/20/15	745,000	British Pound	1,168,235	1,121,306	46,929	—

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

02/12/15	9,076,000	Euro	12,152,946	10,256,694	1,896,252	—
03/18/15	6,747,000	Euro	8,750,522	7,626,980	1,123,542	—
04/15/15	5,516,000	Euro	7,002,121	6,237,038	765,083	—
05/20/15	7,824,000	Euro	9,704,692	8,850,323	854,369	—
02/12/15	170,310,000	Japanese Yen	1,665,184	1,450,448	214,736	—
03/18/15	204,898,000	Japanese Yen	1,922,391	1,745,724	176,667	—
04/15/15	143,272,000	Japanese Yen	1,337,016	1,221,110	115,906	—
05/20/15	24,376,000	Japanese Yen	204,197	207,848	—	(3,651)
			$47,042,366	$41,646,110	$5,399,907	$(3,651)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JANUARY 31, 2015	UNREALIZED APPRECIATION AT JANUARY 31, 2015	UNREALIZED DEPRECIATION AT JANUARY 31, 2015
02/12/15	172,000	British Pound	$262,040	$259,051	$—	$(2,989)
02/12/15	9,076,000	Euro	10,922,552	10,256,694	—	(665,858)
03/18/15	1,819,000	Euro	2,099,490	2,056,244	—	(43,246)
02/12/15	25,000,000	Japanese Yen	218,204	212,913	—	(5,291)
03/18/15	86,300,000	Japanese Yen	736,632	735,273	—	(1,359)
			$14,238,918	$13,520,175	$—	$(718,743)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	1.06%
Consumer Staples	0.69
Energy	1.70
Financials	2.58
Industrials	1.87
Information Technology	4.42
Total U.S. Common Stocks	12.32
International Common Stocks
Consumer Discretionary	3.19
Consumer Staples	6.99
Energy	2.50
Financials	5.48
Health Care	3.25
Industrials	6.39
Information Technology	1.61
Materials	5.68
Telecommunication Services	1.70
Utilities	0.74
Total International Common Stocks	37.53
Closed-End Mutual Fund	0.17
Commodity	1.33
U.S. Corporate Bonds
Consumer Discretionary	5.82
Consumer Staples	3.15
Energy	4.88
Financials	1.50

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

Industrials	2.08
Materials	1.63
Telecommunication Services	3.83
Total U.S. Corporate Bonds	22.89
International Corporate Bonds
Consumer Discretionary	0.90
Energy	0.88
Financials	1.08
International Government Bonds	1.23
Industrials	1.78
Information Technology	0.86
Materials	4.07
Telecommunication Services	0.78
Total International Corporate Bonds	11.58
Term Loans	6.80
Commercial Paper
International Commercial Paper	4.85
U.S. Commercial Paper	0.98
Total Commercial Paper	5.83
Covered Call Options Written	(0.00	)*
Total Investments	98.45%

* Amount is less than 0.01%.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

FIRST EAGLE

High Yield Fund

Schedule of Investments • Period Ended January 31, 2015 (unaudited)

PRINCIPAL	DESCRIPTION	COST	VALUE

Bonds — 75.26%

U.S. Corporate Bonds — 53.29%
$12,209,000	ACCO Brands Corporation 6.75% due 04/30/20 (a)	$12,442,126	$13,063,630
3,694,000	Aegis Merger Sub, Inc. 10.25% due 02/15/23	3,370,775	3,370,775
1,100,000	Aleris International, Inc. 7.625% due 02/15/18	1,129,530	1,079,375
7,313,000	Aleris International, Inc. 7.875% due 11/01/20	7,330,508	7,130,175
14,283,000	American Achievement Corporation 10.875% due 04/15/16 (b)	14,494,234	13,586,704
2,909,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,909,000	3,116,266
3,278,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	3,313,943	3,515,655
3,763,000	Antero Resources Finance Corporation 5.375% due 11/01/21	3,797,623	3,683,036
5,126,000	Ashtead Capital, Inc. 6.50% due 07/15/22 (b)	5,411,939	5,561,710
12,218,000	Atlas Energy Holdings Operating Company LLC 7.75% due 01/15/21	12,283,913	8,491,510
7,651,000	Atlas Pipeline Partners L.P. 5.875% due 08/01/23	7,374,090	7,765,765
500,000	Atlas Pipeline Partners L.P. 6.625% due 10/01/20	528,579	506,250
4,363,000	Atwood Oceanics, Inc. 6.50% due 02/01/20	4,514,415	3,959,423
3,713,000	Basic Energy Services, Inc. 7.75% due 02/15/19	3,717,919	2,636,230
4,583,000	Basic Energy Services, Inc. 7.75% due 10/15/22	4,553,470	3,208,100
16,150,000	Bi-Lo LLC 8.625% due 09/15/18 (b)(c)	14,603,631	13,767,875
17,288,000	Bi-Lo LLC 9.25% due 02/15/19 (b)	17,720,320	16,942,240
14,881,000	Bon-Ton Department Stores, Inc. 10.625% due 07/15/17	14,652,806	14,955,405
1,644,000	California Resources Corporation 5.50% due 09/15/21 (b)(d)	1,332,795	1,389,180
1,606,000	California Resources Corporation 6.00% due 11/15/24 (b)(d)	1,281,485	1,314,913
5,450,000	Carrizo Oil & Gas, Inc. 7.50% due 09/15/20 (b)	5,475,640	5,341,000
4,092,000	Carrizo Oil & Gas, Inc. 8.625% due 10/15/18	4,183,139	4,118,598
2,841,000	CCO Holdings LLC 6.625% due 01/31/22	2,907,109	3,015,011
5,760,000	CCO Holdings LLC 7.375% due 06/01/20	6,112,703	6,177,600
3,608,000	CCO Holdings LLC 8.125% due 04/30/20	3,786,022	3,806,440
9,971,000	CEC Entertainment, Inc. 8.00% due 02/15/22	10,040,331	9,746,652
3,984,000	CenturyLink, Inc. Series ‘S’ 6.45% due 06/15/21	4,141,480	4,332,600
7,496,000	CenturyLink, Inc. Series ‘W’ 6.75% due 12/01/23	7,596,736	8,395,520
3,148,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (b)	3,160,935	3,069,300
7,484,000	Claire’s Stores, Inc. 9.00% due 03/15/19 (b)	7,798,201	7,034,960
3,707,000	Cloud Peak Energy Resources 6.375% due 03/15/24	3,722,607	3,262,160
600,000	Crestwood Midstream Partners L.P. 6.00% due 12/15/20	573,166	588,000
6,755,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22	6,909,131	6,603,012
12,909,000	DFC Finance Corporation 10.50% due 06/15/20 (b)	12,935,649	9,617,205

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 53.29% — (continued)
$16,283,000	Drill Rigs Holdings, Inc. 6.50% due 10/01/17 (b)	$16,364,744	$12,904,277
10,615,000	DriveTime Automotive Group, Inc. 8.00% due 06/01/21 (b)	10,691,186	9,978,100
3,000,000	EP Energy LLC 9.375% due 05/01/20	3,014,536	3,037,500
1,075,000	Everest Acquisition LLC 6.875% due 05/01/19	1,089,428	1,093,813
2,894,000	Frontier Communications Corporation 7.125% due 03/15/19	3,020,244	3,179,783
8,989,000	Frontier Communications Corporation 8.50% due 04/15/20	9,638,662	10,157,570
4,074,000	GameStop Corporation 5.50% due 10/01/19 (b)	4,091,296	4,165,665
9,907,000	GenCorp, Inc. 7.125% due 03/15/21	10,258,688	10,469,222
7,986,000	Global Partners L.P. 6.25% due 07/15/22 (b)	8,062,807	7,866,210
9,566,000	Harland Clarke Holdings Corporation 6.875% due 03/01/20 (b)	9,625,990	9,422,510
5,364,000	Headwaters, Inc. 7.25% due 01/15/19	5,483,233	5,632,200
8,370,000	Headwaters, Inc. 7.625% due 04/01/19	8,387,210	8,746,650
6,226,000	Huntington Ingalls Industries, Inc. 7.125% due 03/15/21	6,512,199	6,724,080
13,714,000	Kemet Corporation 10.50% due 05/01/18	13,973,760	13,919,710
4,583,000	KLX, Inc. 5.875% due 12/01/22 (b)	4,586,614	4,537,170
10,022,000	Landry’s, Inc. 9.375% due 05/01/20 (b)	10,520,391	10,823,760
10,518,000	Magnachip Semiconductor Corporation 6.875% due 07/15/21	10,488,015	9,650,265
389,000	Milacron LLC 7.75% due 02/15/21 (b)	389,000	399,698
10,148,000	Outerwall, Inc. 6.00% due 03/15/19	10,148,723	9,995,780
8,674,000	Parker Drilling Company 6.75% due 07/15/22	8,827,723	6,332,020
1,107,000	Parker Drilling Company 7.50% due 08/01/20	1,110,026	863,460
1,167,000	PHH Corporation 6.375% due 08/15/21	1,163,072	1,096,980
6,020,000	PHH Corporation 7.375% due 09/01/19	6,282,455	6,185,550
980,000	Post Holdings, Inc. 6.75% due 12/01/21 (b)	990,948	960,400
11,683,000	Post Holdings, Inc. 7.375% due 02/15/22	12,198,648	11,916,660
168,000	Quality Distribution 9.875% due 11/01/18	175,260	176,820
6,386,000	Radio Systems Corporation 8.375% due 11/01/19 (b)	6,491,630	6,880,915
11,243,000	Rentech Nitrogen Partners L.P. 6.50% due 04/15/21 (b)(d)	11,307,097	9,893,840
3,592,000	Rex Energy Corporation 6.25% due 08/01/22 (b)	3,577,785	2,783,800
6,240,000	Rex Energy Corporation 8.875% due 12/01/20	5,982,273	5,397,600
8,593,000	ROC Finance 12.125% due 09/01/18 (b)	9,218,157	8,893,755
10,741,000	Roundy’s Supermarkets, Inc. 10.25% due 12/15/20 (b)	10,751,683	9,452,080
4,720,000	Silgan Holdings, Inc. 5.50% due 02/01/22	4,695,890	4,897,000
5,000,000	Sprint Communications, Inc. 6.00% due 11/15/22	4,917,860	4,681,250
4,500,000	Sprint Communications, Inc. 7.00% due 08/15/20	4,718,504	4,556,250
788,000	Sprint Corporation 7.125% due 06/15/24	788,000	770,270
12,942,000	Sprint Corporation 7.25% due 09/15/21	13,113,154	12,987,297
9,264,000	Taylor Morrison Communities, Inc. 7.75% due 04/15/20 (b)	9,660,050	9,717,490
148,000	The Men’s Wearhouse, Inc. 7.00% due 07/01/22 (b)	150,468	153,180
4,833,000	Time, Inc. 5.75% due 04/15/22 (b)	4,833,000	4,675,928
8,860,000	Toys R Us Property Company II 8.50% due 12/01/17	8,964,388	8,793,550
4,650,000	United Rentals North America, Inc. 7.375% due 05/15/20	4,698,181	5,027,812
200,000	United Rentals North America, Inc. 7.625% due 04/15/22	200,000	220,960
Total U.S. Corporate Bonds		497,268,928	474,171,105

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds — 21.97%

Australia 2.00%
9,425,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (b)(d)	$9,354,726	$7,492,875
10,093,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (b)	10,322,040	10,282,244
		19,676,766	17,775,119
Bermuda 1.70%
1,707,000 USD	Aircastle Limited 4.625% due 12/15/18	1,707,000	1,749,675
1,000,000 USD	Aircastle Limited 6.75% due 04/15/17	1,065,537	1,070,000
5,825,000 USD	Aircastle Limited 7.625% due 04/15/20	5,997,852	6,582,250
6,900,075 USD	Santa Maria Offshore Limited 8.875% due 07/03/18 (b)(d)(e)	6,998,315	5,727,062
		15,768,704	15,128,987
Canada 6.53%
11,821,000 USD	Jupiter Resources, Inc. 8.50% due 10/01/22 (b)	11,344,242	8,924,855
8,271,000 USD	Lightstream Resources Limited 8.625% due 02/01/20 (b)	8,117,516	4,735,147
7,528,000 USD	MEG Energy Corporation 7.00% due 03/31/24 (b)	7,656,022	6,850,480
9,651,000 USD	Mood Media Corporation 9.25% due 10/15/20 (b)	10,002,217	7,527,780
5,730,000 USD	New Gold, Inc. 6.25% due 11/15/22 (b)	5,597,550	5,687,025
1,974,000 USD	New Gold, Inc. 7.00% due 04/15/20 (b)	1,995,085	1,961,663
5,186,000 USD	Northern Blizzard Resources, Inc. 7.25% due 02/01/22 (b)	5,188,575	4,330,310
6,056,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	6,261,022	5,389,840
2,550,000 USD	Thompson Creek Metals Company, Inc. 7.375% due 06/01/18	2,334,949	1,893,375
8,719,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	9,027,595	8,969,671
2,000,000 USD	Thompson Creek Metals Company, Inc. 12.50% due 05/01/19	2,011,000	1,825,000
		69,535,773	58,095,146
France 2.05%
5,777,000 USD	Numericable Group SA 6.00% due 05/15/22 (b)	5,878,997	5,916,514
1,031,000 USD	Numericable Group SA 6.25% due 05/15/24 (b)	1,031,000	1,068,374
4,900,000 USD	Rexel SA 5.25% due 06/15/20 (b)	4,870,765	5,004,125

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 21.97% — (continued)

France 2.05% — (continued)
6,005,000 USD	Rexel SA 6.125% due 12/15/19 (b)	$6,089,264	$6,305,250
		17,870,026	18,294,263
Hong Kong 1.05%
10,146,517 USD	Neptuno Finance Limited 9.75% due 11/07/19 (b)(d)(e)	10,146,517	9,385,528

Israel 0.94%
7,999,000 USD	B Communications Limited 7.375% due 02/15/21 (b)	8,270,430	8,398,950

Luxembourg 0.02%
150,000 EUR	Altice SA 7.25% due 05/15/22	207,247	179,034

Netherlands 1.72%
4,483,000 USD	Schaeffler Holding Finance BV 6.875% due 08/15/18 (b)(c)	4,656,510	4,707,150
10,529,000 USD	VTR Finance BV 6.875% due 01/15/24 (b)	10,774,960	10,582,172
		15,431,470	15,289,322
Norway 0.07%
585,000 USD	Eksportfinans ASA 2.00% due 09/15/15	572,863	586,615

South Africa 1.12%
9,202,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	9,232,971	9,939,356

Sweden 2.05%
8,280,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (b)	8,421,848	8,217,900
1,750,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (b)	2,343,788	2,018,631
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (e)	1,315,831	1,153,504
7,342,000 USD	Stena AB 7.00% due 02/01/24 (b)	7,404,629	6,901,480
		19,486,096	18,291,515
United Kingdom 2.72%
11,336,000 USD	EnQuest PLC 7.00% due 04/15/22 (b)(d)	10,197,014	6,546,540
4,400,000 USD	Ineos Finance PLC 8.375% due 02/15/19 (b)	4,516,468	4,697,000
790,000 USD	Jaguar Land Rover PLC 5.625% due 02/01/23 (b)	790,000	850,238
5,550,000 USD	Jaguar Land Rover PLC 8.125% due 05/15/21 (b)	5,680,307	6,160,500

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 21.97% — (continued)

United Kingdom 2.72% — (continued)
5,685,000 USD	Virgin Media Secured Finance PLC 5.50% due 01/15/25 (b)	$5,692,487	$5,926,612
		26,876,276	24,180,890
Total International Corporate Bonds		213,075,139	195,544,725
Total Bonds		710,344,067	669,715,830

Term Loans — 16.77%

Switzerland 0.00%
20,209 USD	Virtuoso US LLC 4.75% due 02/11/21	20,638	19,893

United States 16.77%
1,485,029 USD	Ameriforge Group, Inc., First Lien Term Loan 5.00% due 12/19/19	1,479,215	1,304,353
6,470,000 USD	Ameriforge Group, Inc., Second Lien Term Loan 8.75% due 12/18/20	6,578,367	6,049,450
2,099,149 USD	Atkins Nutritionals, Inc., First Lien Term Loan 6.25% due 01/02/19	2,080,748	2,088,654
1,528,000 USD	Atkins Nutritionals, Inc., Second Lien Term Loan 9.75% due 04/03/19 (d)	1,504,868	1,543,280
3,930,000 USD	BJ’s Wholesale Club, Inc., Second Lien Term Loan 8.50% due 03/26/20 (d)	3,910,607	3,866,138
9,548,070 USD	Cactus Wellhead LLC 7.00% due 07/31/20 (d)	9,369,342	6,922,351
10,402,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/15/20 (d)	10,214,452	8,347,605
9,299,000 USD	CBAC Borrower LLC, Term Loan B 8.25% due 07/02/20	9,471,527	9,194,386
2,493,750 USD	Citgo Petroleum Corporation, Term Loan B 4.50% due 07/29/21	2,489,662	2,398,152
8,345,184 USD	Fortescue Metals Group, Term Loan B 3.75% due 06/30/19	8,309,869	7,340,799
12,949,419 USD	Hostess Brands, Inc. 6.75% due 04/09/20	13,158,807	13,200,314
13,920,150 USD	JC Penney Corporation, Inc. 6.00% due 05/21/18	13,990,464	13,817,907
1,296,000 USD	Jonah Energy LLC, Second Lien Term Loan 7.50% due 05/12/21 (d)	1,278,072	1,087,020
1,819,855 USD	OSG Bulk Ships, Inc, Exit Term Loan 5.25% due 08/05/19	1,803,102	1,803,931
5,622,907 USD	Osum Productions Corporation 6.50% due 07/28/20 (d)	5,544,075	4,638,899
9,166,730 USD	Payless, Inc., First Lien Term Loan 5.00% due 03/11/21	9,134,377	8,502,142
1,202,000 USD	Payless, Inc., Second Lien Term Loan 8.50% due 03/11/22 (d)	1,190,898	1,083,807
4,109,908 USD	Red Lobster Management LLC, Term Loan B 6.25% due 07/28/21	4,058,824	4,088,084

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

6,227,175 USD	ROC Finance 5.00% due 06/20/19	$6,033,457	$5,822,409
16,394,832 USD	Roundy’s Supermarkets, Inc., Term Loan B 5.75% due 03/03/21	16,404,885	15,226,700
10,467,379 USD	True Religion Apparel, Inc., First Lien Term Loan 5.875% due 07/30/19 (d)	10,020,992	9,544,941
8,143,300 USD	Water Pik Technologies, Inc., First Lien Term Loan 5.75% due 07/08/20 (d)	8,007,985	8,097,494
2,977,189 USD	Wilton Brands LLC 7.50% due 08/30/18	2,934,746	2,798,557
10,399,000 USD	Zebra Technologies Corporation, Term Loan B 4.75% due 10/27/21	10,363,571	10,474,185
		159,332,912	149,241,558
Total Term Loans		159,353,550	149,261,451

Commercial Paper — 3.55%

International Commercial Paper — 2.95%

Italy 1.77%
15,771,000 USD	Eni S.p.A. 0.30% due 02/02/15	15,770,868	15,770,737

Japan 1.18%
10,514,000 USD	Hitachi Limited 0.33% due 02/02/15	10,513,904	10,513,798
Total International Commercial Paper		26,284,772	26,284,535

U.S. Commercial Paper — 0.60%
$5,310,000	Kroger Company 0.30% due 02/02/15	5,309,956	5,309,898
Total Commercial Paper		31,594,728	31,594,433
Total Investments — 95.58%		$901,292,345	850,571,714
Other Assets in Excess of Liabilities — 4.42%			39,311,135
Net Assets — 100.00%			$889,882,849

(a)	At January 31, 2015, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)	Payment-in-kind security.
(d)	Security is deemed illiquid. At January 31, 2015, the value of these securities amounted to $86,881,473 or 9.76% of net assets.
(e)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2015, cost is substantially identical for both book and federal income tax purposes Net unrealized depreciation consisted of:

Gross unrealized appreciation	$9,527,595
Gross unrealized depreciation	(60,248,226)
Net unrealized depreciation	$(50,720,631)

Abbreviations used in this schedule include:

PLC	—	Public Limited Company

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

Currencies
EUR	—	Euro
USD	—	United States Dollar

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2015	UNREALIZED APPRECIATION AT JANUARY 31, 2015	UNREALIZED DEPRECIATION AT JANUARY 31, 2015
05/20/15	6,445,000	Euro	$7,986,515	$7,290,431	$696,084	$—

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JANUARY 31, 2015	UNREALIZED APPRECIATION AT JANUARY 31, 2015	UNREALIZED DEPRECIATION AT JANUARY 31, 2015
05/20/15	3,551,000	Euro	$4,388,394	$4,016,807	$—	$(371,587)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS

U.S. Corporate Bonds
Consumer Discretionary	13.53%
Consumer Staples	6.55
Energy	9.92
Financials	4.26
Industrials	7.05
Materials	3.01
Telecommunication Services	8.97
Total U.S. Corporate Bonds	53.29
International Corporate Bonds
Consumer Discretionary	2.36
Energy	4.78
Financials	1.97
Industrials	1.27
Information Technology	0.78
Materials	6.37
Telecommunication Services	3.67
Utilities	0.77
Total International Corporate Bonds	21.97
Term Loans	16.77
Commercial Paper
International Commercial Paper	2.95
U.S. Commercial Paper	0.60
Total Commercial Paper	3.55
Total Investments	95.58%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

FIRST EAGLE

Fund of America

 Schedule of Investments • Period Ended January 31, 2015 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 93.79%

U.S. Common Stocks — 90.58%

Consumer Discretionary 12.33%
1,789,570	Wyndham Worldwide Corporation (a)	$57,531,770	$149,948,070
2,170,540	Lowe’s Companies, Inc. (a)	97,341,372	147,075,791
125,550	AutoZone, Inc. (a)(b)	55,028,095	74,948,328
372,580	United Therapeutics Corporation (a)(b)	46,774,511	52,582,215
94,830	McDonald’s Corporation	8,830,560	8,766,085
		265,506,308	433,320,489
Energy 2.66%
1,327,450	Phillips 66 (a)	109,037,369	93,346,284

Health Care 19.31%
1,191,832	Valeant Pharmaceuticals International, Inc. (a)(b)	51,686,506	190,657,365
669,095	Actavis PLC (a)(b)	137,798,550	178,340,581
2,540,450	Teva Pharmaceutical Industries Limited, ADR (a)	137,651,063	144,449,987
844,500	Omnicare, Inc. (a)	20,665,173	63,320,610
4,138,550	Halozyme Therapeutics, Inc. (a)(b)	43,243,010	59,098,494
873,004	Intrexon Corporation (a)(b)	19,858,165	25,063,945
1,593,620	Theravance, Inc.	50,596,563	17,960,098
		461,499,030	678,891,080

Industrials 16.85%
6,568,885	Pitney Bowes, Inc. (a)	115,178,650	157,521,862
8,214,259	Graphic Packaging Holding Company (b)	101,243,834	118,942,470
2,349,550	Delta Air Lines, Inc. (a)	103,675,228	111,157,211
1,618,687	Avis Budget Group, Inc. (a)(b)	39,119,318	92,766,952
2,360,050	Hertz Global Holdings, Inc. (b)	63,615,723	48,428,226
452,240	Visteon Corporation (b)	45,478,699	43,844,668
151,300	Alliant Techsystems, Inc.	19,922,938	19,715,903
		488,234,390	592,377,292
Information Technology 22.14%
5,088,500	Hewlett-Packard Company (a)	109,775,423	183,847,505
2,799,820	Seagate Technology PLC (a)	78,784,982	158,021,841
1,867,820	SanDisk Corporation (a)	142,482,643	141,786,216
2,291,290	AOL, Inc. (a)(b)	64,142,964	99,098,292
1,821,060	Lexmark International, Inc., Class ‘A’ (a)	68,546,903	72,678,505
1,057,570	Motorola Solutions, Inc.	54,422,404	66,002,944
1,934,870	Micron Technology, Inc. (a)(b)	67,556,220	56,623,971
		585,711,539	778,059,274

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 90.58% — (continued)

Materials 17.29%
4,387,485	Sealed Air Corporation (a)	$126,477,509	$177,693,142
1,944,630	Eastman Chemical Company (a)	69,861,126	137,854,821
1,449,730	WR Grace & Company (a)(b)	94,297,502	125,662,596
3,339,480	Masco Corporation	78,382,051	82,952,683
871,550	Valspar Corporation (a)	24,176,180	72,713,417
73,400	Air Products & Chemicals, Inc. (a)	10,608,620	10,687,774
		403,802,988	607,564,433
Total U.S. Common Stocks		2,313,791,624	3,183,558,852

International Common Stock — 3.21%

Netherlands 3.21%
1,428,100	LyondellBasell Industries NV, Class ‘A’ (a)	105,746,234	112,948,429
Total Common Stocks		2,419,537,858	3,296,507,281

Investment Company — 7.62%

267,791,897	State Street Institutional U.S. Government Money Market Fund, Institutional Class	267,791,897	267,791,897

PRINCIPAL

Bond — 0.22%

U.S. Convertible Bond 0.22%
$2,730,000	Omnicare, Inc. 3.75% due 12/15/25 (c)	2,730,000	7,748,081
Total Investment Portfolio Excluding Options Written — 101.63% (Cost: $2,690,059,755)			$3,572,047,259

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Options Written — (0.46)%
631	Actavis PLC	$280.00	March 2015	$(371,659)
911	Actavis PLC	285.00	March 2015	(473,720)
127	Actavis PLC	290.00	March 2015	(50,800)
496	Air Products & Chemicals, Inc.	145.00	March 2015	(322,400)
238	Air Products & Chemicals, Inc.	150.00	March 2015	(83,300)
658	AOL, Inc.	47.00	April 2015	(123,375)
284	AutoZone, Inc.	610.00	March 2015	(357,272)
1,000	Avis Budget Group, Inc.	60.00	February 2015	(130,000)
733	Avis Budget Group, Inc.	60.00	March 2015	(183,250)
5,240	Avis Budget Group, Inc.	62.50	May 2015	(1,467,200)
6,221	Avis Budget Group, Inc.	67.50	May 2015	(870,940)
385	Delta Air Lines, Inc.	47.00	March 2015	(107,800)
1,853	Delta Air Lines, Inc.	49.00	February 2015	(172,329)
4,117	Delta Air Lines, Inc.	49.00	March 2015	(802,815)
6,459	Delta Air Lines, Inc.	50.00	March 2015	(968,850)
6,497	Delta Air Lines, Inc.	52.50	March 2015	(539,251)
209	Eastman Chemical Company	75.00	March 2015	(25,707)
3,045	Halozyme Therapeutics, Inc.	10.00	March 2015	(1,461,600)
485	Hewlett-Packard Company	38.00	March 2015	(41,225)
4,280	Hewlett-Packard Company	39.00	March 2015	(261,080)
372	Intrexon Corporation	25.00	April 2015	(189,720)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (0.46)% — (continued)
371	Intrexon Corporation	$30.00	April 2015	$(107,590)
3,130	Lexmark International, Inc., Class ‘A’	41.00	March 2015	(359,950)
280	Lexmark International, Inc., Class ‘A’	42.00	February 2015	(12,040)
305	Lexmark International, Inc., Class ‘A’	43.00	February 2015	(7,625)
2,590	Lowe’s Companies, Inc.	67.50	April 2015	(867,650)
7	LyondellBasell Industries NV, Class ‘A’	80.00	February 2015	(2,128)
653	LyondellBasell Industries NV, Class ‘A’	85.00	March 2015	(124,070)
363	LyondellBasell Industries NV, Class ‘A’	87.50	June 2015	(103,455)
781	Micron Technology, Inc.	31.00	March 2015	(68,728)
423	Omnicare, Inc.	70.00	March 2015	(289,755)
865	Phillips 66	70.00	February 2015	(190,300)
739	Pitney Bowes, Inc.	25.00	March 2015	(42,123)
7,405	Pitney Bowes, Inc.	26.00	April 2015	(325,820)
692	SanDisk Corporation	80.00	March 2015	(130,096)
1,790	SanDisk Corporation	82.50	March 2015	(241,650)
54	SanDisk Corporation	87.50	March 2015	(3,051)
133	SanDisk Corporation	90.00	February 2015	(2,660)
184	SanDisk Corporation	97.50	February 2015	(2,944)
737	Seagate Technology PLC	57.50	March 2015	(123,816)
2,125	Sealed Air Corporation	43.00	April 2015	(207,188)
1,428	Sealed Air Corporation	44.00	April 2015	(92,820)
1,577	Teva Pharmaceutical Industries Limited	57.50	February 2015	(189,240)
960	Teva Pharmaceutical Industries Limited	57.50	March 2015	(167,040)
393	United Therapeutics Corporation	140.00	May 2015	(510,900)
124	United Therapeutics Corporation	145.00	February 2015	(42,160)
106	United Therapeutics Corporation	145.00	May 2015	(112,360)
1,365	Valeant Pharmaceuticals International, Inc.	155.00	March 2015	(1,569,750)
650	Valspar Corporation	85.00	February 2015	(65,000)
33	WR Grace & Company	92.50	June 2015	(8,662)
1,000	Wyndham Worldwide Corporation	82.50	February 2015	(300,000)
4,240	Wyndham Worldwide Corporation	85.00	February 2015	(784,400)
Total Covered Call Options Written (Premiums Received: $23,309,116)				(16,059,264)
Total Investments — 101.17% (Cost: $2,666,750,639)				3,555,987,995
Liabilities in Excess of Other Assets — (1.17)%				(41,160,075)
Net Assets — 100.00%				$3,514,827,920

(a)	At January 31, 2015, all or a portion of this security was segregated to cover collateral requirement for options.
(b)	Non-income producing security/commodity.
(c)	This security is convertible until December 15, 2025.

At January 31, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$968,242,461
Gross unrealized depreciation	(79,005,105)
Net unrealized appreciation	$889,237,356

Abbreviations used in this schedule include:
ADR	—	American Depositary Receipt

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

PLC	—	Public Limited Company

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	12.33%
Energy	2.66
Health Care	19.31
Industrials	16.85
Information Technology	22.14
Materials	17.29
Total U.S. Common Stocks	90.58
International Common Stock
Materials	3.21
Investment Company	7.62
U.S. Convertible Bond
Health Care	0.22
Total U.S. Convertible Bond	0.22
Covered Call Options Written	(0.46)
Total Investments	101.17%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2015

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of eight separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, First Eagle Fund of America and First Eagle Absolute Return Fund (each individually a “Fund” or collectively the “Funds”). All Funds are diversified mutual funds except for First Eagle Gold Fund, First Eagle Absolute Return Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund (which commenced operations on May 1, 2012) seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and international equity securities. No results are presented in these financial statements for First Eagle Absolute Return Fund, which commenced operations on May 14, 2014 and is described in a prospectus and annual report separate from that for the other seven Funds discussed here.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Funds.

The following is a summary of significant accounting policies that are adhered to by the Funds. These accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), and First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “ the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold (bullion). Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2015, the First Eagle Global Cayman Fund, Ltd. has $2,259,320,973 in net assets, representing 4.56% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2015, the First Eagle Overseas Cayman Fund, Ltd. has $503,158,290 in net assets, representing 3.56% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, and is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2015, the First Eagle U.S. Value Cayman Fund, Ltd. has $169,696,054 in net assets, representing 5.57% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold

Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2015, the First Eagle Gold Cayman Fund, Ltd. has $238,156,392 in net assets, representing 20.39% of the Gold Fund’s net assets.

b) Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Effective December 15, 2014, short-term investments maturing in sixty days or less will be valued at market price. Prior to December 15, 2014 short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

Commodities (such as physical metals) are valued at the spot price at 4:00 p.m. E.S.T., as provided by an independent pricing source.

Forward contracts are valued at the current cost of covering or offsetting such contracts by reference to forward currency rates as of 4:00 p.m. E.S.T.

The 4:00 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed by the Adviser to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establishe a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith by or under the direction of the Board, generally acting through its designated Board Valuation Committee or Valuation Committee (collectively, the “Committees”). The Committees’ responsibilities include making determinations regarding Level 3 fair value measurements and providing the results to the Board, in accordance with the Funds’ valuation policies.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2015:

First Eagle Global Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3(b)	TOTAL
Assets:†
U.S. Common Stocks	$16,349,297,230	$—	$—	$16,349,297,230
International Common Stocks	3,721,900,032	15,485,339,397	5,481,111	19,212,720,540
International Preferred Stock	—	133,240,262	—	133,240,262
Investment Company	172,474	—	—	172,474
Warrant	88,148,727	—	—	88,148,727
Commodity *	2,650,648,195	—	—	2,650,648,195
Government Obligations	—	1,153,476,479	—	1,153,476,479
U.S. Corporate Bond	—	5,472,848	—	5,472,848
International Corporate Notes and Bonds	—	30,662,450	35,753,180	66,415,630
International Government Bonds	—	363,218,075	—	363,218,075
International Commercial Paper	—	2,381,318,180	—	2,381,318,180
U.S. Commercial Paper	—	7,063,725,209	—	7,063,725,209
Foreign Currency Contracts **	—	235,563,466	—	235,563,466
Total	$22,810,166,658	$26,852,016,366	$41,234,291	$49,703,417,315

Liabilities:
Covered Call Options Written	$116,800	$—	$—	$116,800
Foreign Currency Contracts **	—	27,725,293	—	27,725,293
Total	$116,800	$27,725,293	$—	$27,842,093

(a)

Transfer into/out of Level 2 represent value as of the beginning of the period. International preferred stock valued at $132,595,078 and International common stock valued at $15,488,881,710 was transferred from Level 1 to Level 2 during the three-month period ended January 31, 2015. At October 31, 2014, these securities were valued using quoted market prices in active markets; at January 31, 2015, these securities were valued based on fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of the three-month period ended January 31, 2015.

(b)	Level 3 securities are identified in the Schedule of Investments with the footnote (f).
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended January 31, 2015 was as follows:

	INTERNATIONAL	INTERNATIONAL
	COMMON	CORPORATE	TOTAL
	STOCKS	BONDS	VALUE
Beginning Balance - market value	$11,370,269	$35,015,551	$46,385,820
Purchases	—	—	—
Sales	—	—	—
Transfer In - Level 3	—	—	—
Transfer Out - Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation (Depreciation)	(5,889,158)	737,629	(5,151,529)
Ending Balance - market value	$5,481,111	$35,753,180	$41,234,291
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(5,889,158)	$737,629	$(5,151,529)

First Eagle Overseas Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3(b)		TOTAL
Assets:†
International Common Stocks	$2,098,870,597	$8,367,829,594	$23,749,001		$10,490,449,192
U.S. Common Stocks	10,185,750	—	—		10,185,750
International Preferred Stocks	6,910,090	64,494,761	—		71,404,851
Investment Company	—	33,432	—		33,432
Right	—	—	—	^	—
Commodity *	759,413,976	—	—		759,413,976
Term Loans	—	—	3,989,165		3,989,165
Government Obligations	—	46,917,676	—		46,917,676
International Convertible Bond	—	17,848,000	—		17,848,000
International Corporate Bonds	—	81,656,731	23,835,453		105,492,184
International Government Bonds	—	146,879,594	—		146,879,594
International Commercial Paper	—	742,611,131	—		742,611,131
U.S. Commercial Paper	—	1,590,584,257	—		1,590,584,257
Foreign Currency Contracts **	—	120,462,460	—		120,462,460
Total	$2,875,380,413	$11,179,317,636	$51,573,619		$14,106,271,668
Liabilities:
Foreign Currency Contracts **	$—	$12,119,174	$—		$12,119,174
Total	$—	$12,119,174	$—		$12,119,174

(a)

Transfer into/out of Level 2 represent value as of the beginning of the period. International preferred stock valued at $64,156,718 and International common stock valued at $8,463,440,937 was transferred from Level 1 to Level 2 during the three-month period ended January 31, 2015. At October 31, 2014, these securities were valued using quoted market prices in active markets; at January 31, 2015, these securities were valued based on fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of the three-month period ended January 31, 2015.

(b)	Level 3 securities are identified in the Schedule of Investments with the footnote (d).
†	See Consolidated Schedule of Investments for additional detailed categorizations.
^	Fair value represents zero.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended January 31, 2015 was as follows:

	INTERNATIONAL			INTERNATIONAL
	COMMON			CORPORATE	TERM	TOTAL
	STOCKS	RIGHT		BONDS	LOANS	VALUE
Beginning Balance - market value	$31,419,040	$—	^	$23,343,700	4,278,594	$59,041,334
Purchases	—	—		—	—	—
Sales	—	—		—	—	—
Transfer In - Level 3	—	—		—	—	—
Transfer Out - Level 3	—	—		—	—	—
Accrued Amortization	—	—		—	—	—
Realized Gains (Losses)	—	—		—	—	—
Change in Unrealized Appreciation (Depreciation)	(7,670,039)	—		491,753	(289,429)	(7,467,715)
Ending Balance - market value	$23,749,001	$—	^	$23,835,453	$3,989,165	$51,573,619
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(7,670,039)	$—		$491,753	$(289,429)	$(7,467,715)

^                                Fair value represents zero.

First Eagle U.S. Value Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$2,060,879,639	$2,722	$—	$2,060,882,361
International Common Stocks	230,597,333	—	—	230,597,333
Investment Company	11,510	—	—	11,510
Warrant	13,480,189	—	—	13,480,189
Commodity *	169,719,112	—	—	169,719,112
U.S. Corporate Bonds	—	6,979,092	—	6,979,092
Government Obligation	—	4,408,996	—	4,408,996
U.S. Treasury Bills	—	139,999,640	—	139,999,640
International Commercial Paper	—	96,613,980	—	96,613,980
U.S. Commercial Paper	—	332,774,455	—	332,774,455
Total	$2,474,687,783	$580,778,885	$—	$3,055,466,668
Liabilities:
Covered Call Options Written	$12,200	$—	$—	$12,200
Total	$12,200	$—	$—	$12,200

†	See Consolidated Schedule of Investments for additional detailed categorizations.

*	Represents gold bullion.
For the three-month period ended January 31, 2015, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Gold Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)		TOTAL
Assets:†
International Common Stocks	$678,150,029	$—	$—		$678,150,029
U.S. Common Stocks	152,674,917	—	—		152,674,917
Investment Company	76,906	—	—		76,906
Commodities *	238,168,729	—	—		238,168,729
International Convertible Bond	—	—	28,106,250	(b)	28,106,250
International Commercial Paper	—	47,524,159	—		47,524,159
U.S. Commercial Paper	—	9,599,816	—		9,599,816
Total	$1,069,070,581	$57,123,975	$28,106,250		$1,154,300,806

(a)	Level 3 securities are identified in the Schedule of Investments with the footnote (d).
(b)	Represents a convertible bond that is fair valued using a comparable security from the same issuer that is publicly traded.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion and silver bullion.
For the three-month period ended January 31, 2015, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended January 31, 2015 was as follows:

INTERNATIONAL
CONVERTIBLE BOND
Beginning Balance - market value	$27,618,750
Purchases	—
Sales	(14,218)
Transfer In - Level 3	—
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	(1,820,718)
Change in Unrealized Appreciation (Depreciation)	2,322,436
Ending Balance - market value	$28,106,250
Change in unrealized gains or (losses) relating to assets still held at reporting date	$487,500

Global Income Builder Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3(b)	TOTAL
Assets:†
U.S. Common Stocks	$155,547,158	$—	$—	$155,547,158
International Common Stocks	119,320,191	352,610,396	1,740,000	473,670,587
Closed-End Mutual Fund	2,209,762	—	—	2,209,762
Commodity *	16,753,742	—	—	16,753,742
U.S. Corporate Bonds	—	288,927,922	—	288,927,922
International Corporate Bonds	—	130,661,547	—	130,661,547
International Government Bonds	—	15,492,974	—	15,492,974
Term Loans	—	85,848,467	—	85,848,467
International Commercial Paper	—	61,241,916	—	61,241,916
U.S. Commercial Paper	—	12,370,762	—	12,370,762
Foreign Currency Contracts **	—	5,399,907	—	5,399,907
Total	$293,830,853	$952,553,891	$1,740,000	$1,248,124,744
Liabilities:
Covered Call Options Written	$710	$—	$—	$710
Foreign Currency Contracts **	—	722,394	—	722,394
Total	$710	$722,394	$—	$723,104

(a)

Transfer into/out of Level 2 represent value as of the beginning of the period. International common stocks valued at $368,105,009 were transferred from Level 1 to Level 2 during the three-month period ended January 31, 2015. At October 31, 2014, these securities were valued using quoted market prices in active markets; at January 31, 2015, these securities were valued based on fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of the three-month period ended January 31, 2015.

(b)	Level 3 securities are identified in the Schedule of Investments with the footnote (d).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended January 31, 2015 was as follows:

INTERNATIONAL
COMMON
STOCKS
Beginning Balance - market value	$1,886,000
Purchases
Sales	—
Transfer In - Level 3	—
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(146,000)
Ending Balance - market value	$1,740,000
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(146,000)

High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3	TOTAL
Assets:†
U.S. Corporate Bonds	$3,370,775	$470,800,330	$—	$474,171,105
International Corporate Bonds	—	195,544,725	—	195,544,725
Term Loans	—	149,261,451	—	149,261,451
International Commercial Paper	—	26,284,535	—	26,284,535
U.S. Commercial Paper	—	5,309,898	—	5,309,898
Foreign Currency Contracts *	—	696,084	—	696,084
Total	$3,370,775	$847,897,023	$—	$851,267,798
Liabilities:
Foreign Currency Contracts *	$—	$371,587	$—	$371,587
Total	$—	$371,587	$—	$371,587

(a)

Transfer into/out of Level 2 represent value as of the beginning of the period. An international corporate bond valued at $10,108,468 was transferred from Level 3 to Level 2 during the three-month period ended January 31, 2015. At October 31, 2014, this security was valued using other significant unobservable inputs; at January 31, 2015, this security was valued using broker quotes. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

†	See Schedule of Investments for additional detailed categorizations.
*	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended January 31, 2015 was as follows:

INTERNATIONAL
CORPORATE
BOND
Beginning Balance - market value	$10,108,468
Purchases	—
Sales	—
Transfer In - Level 3	—
Transfer Out - Level 3	(10,108,468)
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance - market value	$—
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

First Eagle Fund of America

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$3,183,558,852	$—	$—	$3,183,558,852
International Common Stock	112,948,429	—	—	112,948,429
Investment Company	267,791,897	—	—	267,791,897
U.S. Convertible Bond	—	7,748,081	—	7,748,081
Total	$3,564,299,178	$7,748,081	$—	$3,572,047,259

Liabilities:
Covered Call Options Written	$16,059,264	$—	$—	$16,059,264
Total	$16,059,264	$—	$—	$16,059,264

†                 See Schedule of Investments for additional detailed categorizations.

For the three-month period ended January 31, 2015, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global, Overseas, Global Income Builder and High Yield Funds enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments. Outstanding contracts at period-end are indicative of the volume of activity during the period, proportionate to the net assets of the Fund.

The Funds adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

At January 31, 2015, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION
Foreign Currency	$235,563,466	$27,725,293	$131,849,052	$16,537,128

First Eagle Overseas Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION
Foreign Currency	$120,462,460	$12,119,174	$76,345,730	$4,742,919

First Eagle Global Income Builder Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION
Foreign Currency	$5,399,907	$722,394	$3,349,519	$655,590

First Eagle High Yield Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Foreign Currency	$696,084	$371,587	$1,434,839	$1,005,889

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of January 31, 2015:

First Eagle Global Fund

COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$99,640,237	$(21,806,875)	$—	$77,833,362
Goldman Sachs Capital Markets LP	83,358,444	(5,050,063)	—	78,308,381
JPMorgan Chase Bank N.A.	6,238,085	—	—	6,238,085
UBS AG	46,326,700	(868,355)	—	45,458,345
	$235,563,466	$(27,725,293)	$—	$207,838,173

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$21,806,875	$(21,806,875)	$—	$0
Goldman Sachs Capital Markets LP	5,050,063	(5,050,063)	—	0
UBS AG	868,355	(868,355)	—	0
	$27,725,293	$(27,725,293)	$—	$0

First Eagle Overseas Fund

COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$48,502,991	$(9,479,966)	$—	$39,023,025
Goldman Sachs Capital Markets LP	43,565,434	(2,639,208)	—	40,926,226
JPMorgan Chase Bank N.A.	5,649,533	—	—	5,649,533
UBS AG	22,744,502	—	—	22,744,502
	$120,462,460	$(12,119,174)	$—	$108,343,286

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$9,479,966	$(9,479,966)	$—	$0
Goldman Sachs Capital Markets LP	2,639,208	(2,639,208)	—	0
	$12,119,174	$(12,119,174)	$—	$0

First Eagle Global Income Builder Fund

COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$2,181,442	$(674,138)	$—	$1,507,304
Goldman Sachs Capital Markets LP	1,374,588	(44,605)	—	1,329,983
JPMorgan Chase Bank N.A.	901,298	(3,651)	—	897,647
UBS AG	942,579	—	—	942,579
	$5,399,907	$(722,394)	$—	$4,677,513

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$674,138	$(674,138)	$—	$0
Goldman Sachs Capital Markets LP	44,605	(44,605)	—	0
JPMorgan Chase Bank N.A.	3,651	(3,651)	—	0
	$722,394	$(722,394)	$—	$0

First Eagle High Yield Fund

COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
JPMorgan Chase Bank N.A.	$696,084	$(371,587)	$—	$324,497

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
JPMorgan Chase Bank N.A.	$371,587	$(371,587)	$—	$0

Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund, First Eagle Global Income Builder Fund and First Eagle Fund of America write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to earmark assets to cover its obligations under option contracts in general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

For the period ended January 31, 2015, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America had the following options transactions.

First Eagle Global Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2014	40,500	$2,422,323
Options written	14,140	795,957
Options assigned	0	0
Options expired/closed	(40,500)	(2,422,323)
Options outstanding at January 31, 2015	14,140	$795,957

As of January 31, 2015, portfolio securities valued at $67,487,740 were segregated to cover collateral requirements for written options.

First Eagle U.S. Value Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2014	4,500	$269,147
Options written	1,760	90,951
Options assigned	0	0
Options expired/closed	(4,500)	(269,147)
Options outstanding at January 31, 2015	1,760	$90,951

As of January 31, 2015, portfolio securities valued at $7,927,160 were segregated to cover collateral requirements for written options.

First Eagle Global Income Builder Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2014	0	$0
Options written	710	23,296
Options assigned	0	0
Options expired/closed	0	0
Options outstanding at January 31, 2015	710	$23,296

As of January 31, 2015, portfolio securities valued at $2,345,840 were segregated to cover collateral requirements for written options.

First Eagle Fund of America

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2014	134,586	$33,572,744
Options written	225,323	60,641,744
Options assigned	(5,570)	(2,264,099)
Options expired/closed	(274,595)	(68,641,273)
Options outstanding at January 31, 2015	79,744	$23,309,116

As of January 31, 2015, portfolio securities valued at $473,538,524 were segregated to cover collateral requirements for written options.

Outstanding contracts at period-end are indicative of the volume of activity during the period.

At January 31, 2015, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Equity - Written options	$116,800	$2,422,323	$(163,666)

First Eagle U.S. Value Fund

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Equity - Written options	$12,200	$269,147	$(14,896)

First Global Income Builder Fund

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN(3)	CHANGE IN APPRECIATION
Equity - Written options	$710	$0	$22,586

First Eagle Fund of America

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED LOSS	CHANGE IN APPRECIATION
Equity - Written options	$16,059,264	$(13,830,187)	$13,339,317

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: March 30, 2015

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: March 30, 2015